As filed with the Securities and Exchange Commission on September 6, 2016

File Nos. 333-22075 and 811-8061

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 54	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 56	☒
(Check appropriate box or boxes.)

Diamond Hill Funds

(Exact Name of Registrant as Specified in Charter)

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 226-5595

Gary R. Young, Diamond Hill Funds

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215

(Name and Address of Agent for Service)

With copy to:

Michael V. Wible, Esq.

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

September 8, 2016

	Class A	Class I	Class Y

Diamond Hill Short Duration Total Return Fund	DHEAX	DHEIX	DHEYX

Diamond Hill Core Bond Fund	DHRAX	DHRIX	DHRYX

As with all mutual fund shares and prospectuses, the Securities and Exchange Commission has not approved or disapproved these shares or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

For more information, see back cover.

Short Duration Total Return Fund

Fund Summary

Class	A	I	Y
Ticker	DHEAX	DHEIX	DHEYX

Investment Objective

The investment objective of the Diamond Hill Short Duration Total Return Fund is to maximize total return consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 14 of the fund’s prospectus and the Shares of the Funds section on page 54 of the fund’s statement of additional information.

	Class A	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	2.25%	None	None
	Class A	Class I	Class Y
Management fees	0.35%	0.35%	0.35%
Distribution (12b-1) fees	0.25%	None	None
Other expenses	0.24%	0.19%	0.09%
Total annual fund operating expenses	0.84%	0.54%	0.44%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$309	$487
Class I	Sold or Held	55	173
Class Y	Sold or Held	45	141

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.

Principal Investment Strategy

Under normal market conditions, the fund intends to provide total return by investing at least 80% of its net assets (plus any amounts borrowed for investment purposes) in a diversified portfolio of investment grade, fixed income securities, including bonds, debt securities and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, by foreign corporations or U.S. affiliates of foreign corporations, including those in emerging markets. The fund may invest a significant portion or all of its assets in asset-backed, mortgage-related and mortgage-backed securities at the discretion of Diamond Hill Capital Management, Inc. (the “Adviser”).

Under normal circumstances, the fund will maintain an average portfolio duration of less than three years, although under certain market conditions, such as periods of significant volatility in interest rates and spreads, the fund’s average duration may be longer than three years. Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The fund may invest in individual fixed income securities with effective durations in excess of three years, provided, however, such investments are made within the constraints above.

The fund may invest up to 20% of its assets in below investment grade securities, otherwise referred to as “junk bonds” (or the unrated equivalent) at the time of purchase.

In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for income and/or capital appreciation in relation to the risk borne.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

DIAMOND HILL FUNDS	|	PROSPECTUS	|	SEPTEMBER 8, 2016	|	DIAMOND-HILL.COM	1

Diamond Hill Short Duration Total Return Fund Summary	As of September 8, 2016

Fixed Income Risk  The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases. Interest rates in the U.S. recently have been near or at historically low levels. Consequently, the risk associated with rising interest rates is heightened at this time.

Inflation Risk  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.

Government Securities Risk  The fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk  The fund may invest in asset-backed, mortgage-related and mortgage-backed securities, including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities, including those structured as interest only (“IOs”) and principal only (“POs”), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the fund invests may be more volatile and may be subject to higher risk of non-payment. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the Adviser, the fund could lose all or substantially all of its investment in inverse IOs.

Prepayment Risk  The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the fund may have to reinvest in securities with a lower yield. The fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Credit Risk  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.

Foreign and Emerging Markets Risk  The fund may invest in non-U.S. securities and U.S. securities of companies

2	DIAMOND HILL FUNDS	|	PROSPECTUS	|	SEPTEMBER 8, 2016	|	DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund Summary	As of September 8, 2016

domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

High Yield Securities Risk  The fund may purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated.

Performance

No performance information is presented for the fund at this time, as the fund has only recently commenced operations. In the future, performance information will be presented in this section of the prospectus. This information will give some indication of the risks of investing in the fund by comparing the fund’s investment returns with a broad measure of market performance. The fund intends to compare its performance to the Bloomberg Barclays U.S. Government/Credit 1-3 Year Index. Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

Henry Song

Portfolio Manager

since 6/2016

Mark Jackson

Portfolio Manager

since 6/2016

Buying and Selling Fund Shares

Minimum Initial Investment

Class A and I:  $2,500

Class Y:  $500,000

To Place Orders	Mail: Diamond Hill Short Duration Total Return Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

DIAMOND HILL FUNDS	|	PROSPECTUS	|	SEPTEMBER 8, 2016	|	DIAMOND-HILL.COM	3

Core Bond Fund

Fund Summary

Class	A	I	Y
Ticker	DHRAX	DHRIX	DHRYX

Investment Objective

The investment objective of the Diamond Hill Core Bond Fund is to maximize total return consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 14 of the fund’s prospectus and the Shares of the Funds section on page 54 of the fund’s statement of additional information.

	Class A	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	3.50%	None	None
	Class A	Class I	Class Y
Management fees	0.30%	0.30%	0.30%
Distribution (12b-1) fees	0.25%	None	None
Other expenses	0.24%	0.19%	0.09%
Total annual fund operating expenses	0.79%	0.49%	0.39%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$428	$593
Class I	Sold or Held	50	157
Class Y	Sold or Held	40	125

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.

Principal Investment Strategy

Under normal market conditions, the fund intends to provide total return by investing at least 80% of its net assets (plus any amounts borrowed for investment purposes) in a diversified portfolio of investment grade, fixed income securities, including bonds, debt securities and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, by foreign corporations or U.S. affiliates of foreign corporations, including those in emerging markets. The fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the discretion of Diamond Hill Capital Management, Inc. (the “Adviser”).

Under normal circumstances, the fund will maintain an average portfolio duration of plus or minus 20% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays US Aggregate Bond Index is a broad-based index that represents the investment grade, US dollar-denominated fixed-rate taxable bond market. Duration of the Bloomberg Barclays US Aggregate Bond Index was 5.47 as of its last reconstitution date of July 29, 2016. Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and/or capital appreciation in relation to the risk borne.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

4	DIAMOND HILL FUNDS	|	PROSPECTUS	|	SEPTEMBER 8, 2016	|	DIAMOND-HILL.COM

Diamond Hill Core Bond Fund Summary	As of September 8, 2016

Fixed Income Risk  The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases. Interest rates in the U.S. recently have been near or at historically low levels. Consequently, the risk associated with rising interest rates is heightened at this time.

Inflation Risk  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.

Government Securities Risk  The fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk  The fund may invest in asset-backed, mortgage-related and mortgage-backed securities, including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities, including those structured as interest only (“IOs”) and principal only (“POs”), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the fund invests may be more volatile and may be subject to higher risk of non-payment. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the Adviser, the fund could lose all or substantially all of its investment in inverse IOs.

Prepayment Risk  The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Credit Risk  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.

Foreign and Emerging Markets Risk  The fund may invest in non-U.S. securities and U.S. securities of companies

DIAMOND HILL FUNDS	|	PROSPECTUS	|	SEPTEMBER 8, 2016	|	DIAMOND-HILL.COM	5

Diamond Hill Core Bond Fund Summary	As of September 8, 2016

domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated.

Performance

No performance information is presented for the fund at this time, as the fund has only recently commenced operations. In the future, performance information will be presented in this section of the prospectus. This information will give some indication of the risks of investing in the fund by comparing the fund’s investment returns with a broad measure of market performance. The fund intends to compare its performance to the Bloomberg Barclays U.S. Aggregate Index. Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Portfolio Management

Investment Adviser

Diamond Hill Capital Management, Inc.

Portfolio Managers

Henry Song

Portfolio Manager

since 6/2016

Mark Jackson

Portfolio Manager

since 6/2016

Buying and Selling Fund Shares

Minimum Initial Investment

Class A and I:  $2,500

Class Y:  $500,000

To Place Orders	Mail: Diamond Hill Core Bond Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595

Transaction Policies

In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

6	DIAMOND HILL FUNDS	|	PROSPECTUS	|	SEPTEMBER 8, 2016	|	DIAMOND-HILL.COM

Fund Details

Additional Information About Investment Strategies and Related Risks

Securities Lending

To generate additional income, each fund may lend its portfolio securities to financial institutions, meaning that a significant portion of the fund could be on loan at any given time. While this practice will not impact the fund’s principal investment strategy, it does subject the fund to the securities lending risk described in the Additional Investment Risks section below. Any expenses associated with securities lending are not reflected in the fee table for the fund.

Investments in Other Diamond Hill Funds

Each fund may invest in shares of another investment company, including another Diamond Hill Fund. While this practice will not impact the fund’s principal investment strategy, it does subject the fund to the investment company risk described in the Additional Investment Risks section below. To the extent a fund invests in an underlying Diamond Hill Fund, the Adviser has voluntarily agreed to waive the fund’s fees in the pro rata amount of the management fee charged by the underlying Diamond Hill Fund. “Acquired Fund Fees and Expenses” and the amount of the voluntary waiver will vary with changes in the expenses of the underlying Diamond Hill Fund, as well as the allocation of the fund’s assets.

DIAMOND HILL SHORT DURATION TOTAL RETURN FUND

Investment Strategy

Under normal market conditions, the fund intends to provide total return by investing at least 80% of its net assets (plus any amounts borrowed for investment purposes) in a diversified portfolio of investment grade, fixed income securities, including bonds, debt securities and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, by foreign corporations or U.S. affiliates of foreign corporations, including those in emerging markets. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics. The fund may invest a significant portion or all of its assets in asset-backed, mortgage-related and mortgage-backed securities at the Adviser’s discretion. Mortgage- backed securities include CMOs, IOs and POs. CMOs are a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment. Organized by maturity and level of risk, CMOs receive cash flows as borrowers repay the mortgages that act as collateral on these securities. CMOs distribute principal and interest payments to their investors based on predetermined rules and agreements. POs and IOs are mortgage-backed securities that receive only principal or interest payments, respectively, generated by the underlying collateral. Consequently, an investor in an IO is entitled to receive only regular cash flows that are derived from incoming interest payments received by the CMO, while the investor in a PO is entitled to receive only regular cash flows that are derived from incoming principal repayments on the loan pool underlying the CMO. The fund may invest up to 20% of its assets in below investment grade securities, otherwise referred to as “junk bonds” (or the unrated equivalent) at the time of purchase. Under normal circumstances, the fund will maintain an average portfolio duration of less than three years, although under certain market conditions, such as periods of significant volatility in interest rates and spreads, the fund’s average duration may be longer than three years. Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The fund may invest in individual fixed income securities with effective durations in excess of three years, provided, however, such investments are made within the constraints above.

In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for income and/or capital appreciation in relation to the risk borne.

Securities in Which the Fund Invests

The Adviser intends to achieve the fund’s objectives by investing in a diversified portfolio of fixed income securities such as corporate bonds, U.S. Treasury and Agency securities, mortgage and asset-backed securities and high yield bonds.

DIAMOND HILL CORE BOND FUND

Investment Strategy

Under normal market conditions, the fund intends to provide total return by investing at least 80% of its net assets (plus any amounts borrowed for investment purposes) in a diversified portfolio of investment grade, fixed income securities, including bonds, debt securities and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, by foreign corporations or a U.S. affiliates of foreign corporations, including those in emerging markets. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar

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Fund Details

emerging market characteristics. The fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the Adviser’s discretion. Mortgage- backed securities include CMOs, IOs and POs. CMOs are a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment. Organized by maturity and level of risk, CMOs receive cash flows as borrowers repay the mortgages that act as collateral on these securities. CMOs distribute principal and interest payments to their investors based on predetermined rules and agreements. POs and IOs are mortgage-backed securities that receive only principal or interest payments, respectively, generated by the underlying collateral. Consequently, an investor in an IO is entitled to receive only regular cash flows that are derived from incoming interest payments received by the CMO, while the investor in a PO is entitled to receive only regular cash flows that are derived from incoming principal repayments on the loan pool underlying the CMO. Under normal circumstances, the fund will maintain an average portfolio duration plus or minus 20% of the duration of the Bloomberg Barclays US Aggregate Bond Index. The Bloomberg Barclays US Aggregate Bond Index is a broad-based index that represents the investment grade, US dollar-denominated fixed-rate taxable bond market. Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and/or capital appreciation in relation to the risk borne.

Securities in Which the Fund Invests

The Adviser intends to achieve the fund’s objectives by investing in a diversified portfolio of fixed income securities such as corporate bonds, U.S. Treasury and Agency securities and mortgage and asset-backed securities.

Investment Risks

The main risks associated with investing in the funds are described below and in the Fund Summaries at the front of this prospectus.

Fixed Income Risk  The funds invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the funds’ fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the funds’ investments decreases. The funds may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Interest rates in the U.S. recently have been near or at historically low levels. Consequently, the risk associated with rising interest rates is heightened at this time. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Government Securities Risk  The funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. However, on September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk  The funds may invest in asset-backed, mortgage-related and mortgage-backed securities, including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and

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other obligations are prepaid and when securities are called, the funds may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the funds may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the funds may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

CMOs and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the funds invest may be more volatile and may be subject to higher risk of non-payment. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The funds will be exposed to additional risk to the extent that they uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the Adviser, the funds could lose all or substantially all of their investments in inverse IOs.

Prepayment Risk  The funds may invest in mortgage-backed and asset-backed securities. The issuer of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the funds may have to reinvest in securities with a lower yield. The funds also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.”

Credit Risk  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the funds. Such default could result in losses to the funds. In addition, the credit quality of securities held by the funds may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the funds. Lower credit quality also may affect liquidity and make it difficult for the funds to sell the security.

Foreign and Emerging Markets Risk  Investing in foreign securities (including depositary receipts) involves special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater market volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the funds’ foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the funds may not receive timely payment for securities or other instruments they have delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The risks associated with foreign securities are magnified in countries in “emerging markets” compared to more mature markets. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden and sometimes substantial fluctuations in the value of your investments. The funds’ investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the funds’ yield on those securities.

High Yield Securities Risk  The funds may invest in below investment grade bonds, also known as high yield securities or junk bonds. This risk is a principal risk for the Diamond Hill

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Fund Details

Short Duration Total Return Fund, and an additional risk for the Diamond Hill Core Bond Fund as it relates to a non-principal investment strategy. High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market for high yield securities is generally less active than the market for higher quality securities and the market price of these securities can change suddenly and unexpectedly. Based on measures such as dealer inventories and average trade size, the high yield market has become less liquid at the same time as it has grown markedly and become more concentrated under the control of the largest investors. During future periods of market stress, liquidity conditions in the high yield market may be even worse than prior periods of market stress.

Additional Investment Risks

General Risks  All mutual funds carry a certain amount of risk. You may lose money on your investment in the funds. The funds are subject to management risk because they are actively managed funds. The funds may not achieve their objective if the Adviser’s expectations regarding particular securities or markets are not met.

Inflation-Indexed Bonds  Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Securities Lending Risk  To generate additional income, the funds may lend their portfolio securities to financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the funds receive cash collateral from the borrower equal to no less than 100% of the market value of the securities loaned. The funds may invest this cash collateral in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the funds will lose money from the investment of the cash collateral. Borrower default risk is the risk that the funds will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Maturity Risk  In certain situations the funds may purchase a bond of a given maturity as an alternative to another bond of a different maturity. Ordinarily, under these circumstances, the funds will make an adjustment to account for the interest rate risk differential in the two bonds. This adjustment, however, makes an assumption about how the interest rates at different maturities will move. To the extent that the yield movements deviate from this assumption, there is a yield-curve or maturity risk. Another situation where yield-curve risk should be considered is in the analysis of bond swap transactions where the potential incremental returns are dependent entirely on the parallel shift assumption for the yield curve.

Investment Company Risk  If the funds invest in shares of another investment company, including another Diamond Hill Fund, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the funds invest in addition to the funds’ direct fees and expenses. The funds also will incur brokerage costs when they purchase ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the funds. To the extent the funds invest in an underlying Diamond Hill Fund, because the Adviser provides services to and receives fees from the underlying fund, the funds’ investment in the underlying fund benefits the Adviser. In addition, the funds may hold a significant percentage of the shares of the underlying fund. As a result, the funds’ investment in an underlying fund may create a conflict of interest.

Redemption Risk  The funds could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or if a large shareholder redeems a significant portion of its account, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the funds wish to or are required to sell are illiquid.

Temporary Defensive Position Risk  To respond to unusual circumstances, the funds may invest up to 100% of their assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the portfolio from meeting its investment objective.

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Temporary Strategies

From time to time, each fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. During these times, the fund may invest up to 100% of its assets in cash and cash equivalents. For example, the fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. The fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. These investments may prevent the fund from achieving its investment objective. If the fund acquires securities of money market funds, the shareholders of the fund will be subject to duplicative management fees and other expenses.

Portfolio Holdings Disclosure

No later than 30 days after the end of each month, each fund will make available a complete uncertified schedule of its portfolio holdings as of the last day of that month. In addition to this monthly disclosure, each fund may also make publically available its portfolio holdings at other dates as may be determined from time to time. Not later than 60 days after the end of each quarter, each fund will make available a complete, certified schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the funds will post these schedules on the funds’ web site at www.diamond-hill.com.

Shareholders may request portfolio holdings schedules at no charge by calling 888-226-5595. A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio holdings is available in the Statement of Additional Information.

Management of the Funds

Diamond Hill Capital Management, Inc. (the “Adviser”), 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215, manages the day-to-day investment decisions of the funds and continuously reviews, supervises and administers the funds’ investment programs. The Adviser has been an investment adviser to individuals, pension and profit sharing plans, trusts, private investment funds, corporations and other institutions since June 2, 1988. As of June 30, 2016, the Adviser managed approximately $17.6 billion in assets.

Pursuant to the investment advisory contract between the Adviser and the funds, the Adviser, subject to the supervision of the Board of Trustees and in conformity with the stated objective and policies of each fund, manages both the investment operations of the funds and the composition of the funds’ portfolios, including the purchase, retention and disposition of securities. In connection therewith, the Adviser is obligated to keep certain books and records of the funds. The Adviser also administers the corporate affairs of the funds, and in connection therewith, furnishes the funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the funds’ custodian, and the funds’ sub-administrator, sub-fund accountant and sub-transfer agent. The management services of the Adviser are not exclusive under the terms of the investment advisory contract and the Adviser is free to, and does, render management services to others.

The funds are authorized to pay the Adviser an annual fee as set forth below:

Fund	Percentage of Average Daily Net Assets
Diamond Hill Short Duration Total Return Fund	0.35%
Diamond Hill Core Bond Fund	0.30%

Portfolio Managers

Fund	Portfolio Managers
Short Duration Total Return	Henry Song Mark Jackson
Core Bond	Henry Song Mark Jackson

The Portfolio Managers (PMs) hold ultimate responsibility and accountability for the investment results of the portfolios and have full authority to make all investment decisions.

Mr. Song has a Bachelor of Business Administration degree from the Ross School of Business at the University of Michigan and holds the CFA designation. He has been an investment professional with the Adviser since June 2016. Mr. Song currently serves as a Portfolio Manager for the Adviser. From 2005 to 2016 he was with J.P. Morgan Investment Management, Inc. where he was a portfolio manager for the U.S. Value Driven team and was responsible for managing institutional taxable bond portfolios and previously supported the Columbus taxable client portfolio managers in reporting as well as client communications.

Mr. Jackson has a Bachelor of Science in Finance degree from Miami University and holds the CFA designation. He has been an investment professional with the Adviser since June 2016. Mr. Jackson currently serves as a Portfolio Manager for the Adviser. From 1996 to 2016, he was with J.P. Morgan Investment Management, Inc. where he was Managing Director and portfolio manager for the U.S. Value Driven team and was responsible for managing institutional taxable bond portfolios. Prior to 1996, Mr. Jackson was a portfolio manager for Alexander Hamilton Life Insurance Company and previous to that a portfolio manager with the Public Employees Retirement System of Ohio.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation structure, other managed accounts and ownership of securities in their managed fund(s). A discussion of the basis for the Board of Trustees’ approval of the funds’ advisory agreement will be available in the Trust’s Annual Report to shareholders for the fiscal period ended December 31, 2016.

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Your Account

Pricing Your Shares

When you buy and sell shares of a fund, the price of the shares is based on the fund’s net asset value per share (NAV) next determined after the order is received. The NAV is calculated at the close of trading (normally 4:00 p.m., Eastern time (“ET”)) on each day the New York Stock Exchange (“NYSE”) is open for business (“open business day”). Should the NYSE experience an unexpected market closure or restriction on trading during or on what is expected to be an open business day, the fund will make a determination whether to calculate the NAV at the times as described above (and value the securities as described below in this prospectus and in the Statement of Additional Information) or to suspend the determination of the NAV based on available information at the time of or during the unexpected closure or restriction on trading. Purchase requests received by the fund or an authorized agent of the fund after the NYSE closes, or on a day on which the NYSE is not open for trading, will be effective on the next open business day thereafter on which the NYSE is open for trading, and the offering price will be based on the fund’s NAV at the close of trading on that day. A separate NAV is calculated for each share class of a fund. The NAV for a class is calculated by dividing the value of the fund’s total assets (including interest and dividends accrued but not yet received), allocable to that class, minus liabilities (including accrued expenses) allocable to that class, by the total number of that class’ shares outstanding. The market value of a fund’s investments is determined primarily on the basis of readily available market quotations. Short-term investments in fixed income securities with maturities of less than 61 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, unless it is determined that such practice does not approximate market value.

If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the fund’s Board of Trustees. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. To the extent that a fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when a fund is closed, the value of a fund’s shares may change on days when you will not be able to purchase or redeem your shares. In addition, securities trading on foreign markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the foreign market, bur prior to the close of the U.S. market. Fair valuation of the fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund’s NAV by short term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

If you purchase shares of any of the funds through a Processing Organization, as discussed below, it is the responsibility of the authorized agent to transmit properly completed purchase orders so that they will be received timely by the Trust. Any change in price due to the failure of the Trust to receive an order timely must be settled between the investor and the authorized agent placing the order.

How to Purchase Shares

Shares of the funds have not been registered for sale outside of the United States and the funds are generally only available to residents in the United States. This prospectus in not intended for distribution to prospective investors outside of the United States. The funds generally do not market or sell shares to investors domiciled outside of the United States, even if the investors are citizens or lawful permanent residents of the United States. Any non-U.S. shareholders generally would be subject to U.S. tax withholding on distributions by the funds. This prospectus does not address in detail the tax consequences affecting any shareholder who is a nonresident alien individual or non-U.S. trust or estate, foreign corporation or foreign partnership.

Class A shares are available to the general public. Class I and Class Y shares are available for purchase by institutional investors such as corporations, pension and profit sharing or defined contribution plans, non-profit organizations, charitable trusts, foundations and endowments.

Class A and I shares may also be purchased through financial intermediaries that have entered into agreements with Diamond Hill Funds or its agents. Financial intermediaries may include financial advisors, investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(K) plan administrations or any other organization authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the fund, and certain financial intermediaries may charge their customers transaction or other fees. The fund or Adviser may pay service and/or distribution fees to these entities for services they provide to Class A and I shareholders.

Class I shares may also be purchased by officers, trustees, and employees, and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the

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Your Account

Internal Revenue Code), of Diamond Hill Funds or Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates. Class Y shares may also be purchased through financial intermediaries authorized to act in an investment advisory capacity if each underlying institutional investor qualifies and meets the initial investment minimum and where the institutional investor, plan or program for which the shares are being acquired will not require a fund, or its affiliates, to make any sub-transfer agent, service, networking, or any other payments to any third party. Class Y shares have no ongoing shareholder service fees.

The minimum initial investment amount for Class A and Class I Shares is $2,500. The minimum initial investment amount for Class Y is $500,000. If a financial intermediary maintains an Omnibus Account in Class Y shares, each subaccount underlying the Omnibus Account must meet the minimum initial investment in order for the Omnibus Account to be eligible to own Class Y shares. The funds may waive the investment minimums as it may judge appropriate.

All investments and exchanges are subject to approval by the fund and the fund reserves the right to reject any purchase or exchange of shares at any time. The funds request advance notification of investments in excess of 5% of the current net assets of the fund.

All Classes of the funds may not be available in every state.

Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the fund may restrict further investment until your identity is verified. If we are unable to verify your identity, the fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

Fund Supermarkets and Clearing Organizations

You may purchase shares of a fund through a fund supermarket or clearing organization, which is a broker-dealer, bank or other financial institution that purchases shares for its customers (Processing Organization). The funds have authorized certain Processing Organizations to receive purchase and sale orders on their behalf. Before investing in the funds through a Processing Organization, you should read carefully any materials provided by the Processing Organization together with this prospectus.

When shares are purchased this way, there may be various differences. The Processing Organization may:

•	Charge a fee for its services.

•	Act as the shareholder of record of the shares.

•	Set different minimum initial and additional investment requirements.

•	Impose other charges and restrictions.

•	Designate intermediaries to accept purchase and sale orders on the fund’s behalf.

•	Impose an earlier cut-off time for purchase and redemption requests.

The Trust considers a purchase or sale order as received when an authorized Processing Organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the respective fund’s net asset value next computed after such order is received in proper form. It is the responsibility of the authorized agent to transmit properly completed purchase orders so that they will be received timely by the Trust.

Shares held through a Processing Organization may be transferred into your name following procedures established by your Processing Organization and the Trust. Certain Processing Organizations may receive compensation from the Trust, the Adviser or their affiliates.

Fund Direct Purchase

You may also make a direct initial investment by following these steps:

•	Complete and sign an investment application form which you can request by calling the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business. On days when the NYSE closes early, call center hours will be reduced accordingly.

•	Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the fund in which you are investing. We do not accept third party checks, travelers’ checks, cash, money orders, credit card convenience checks or “starter” checks.

•	Mail the application and check to: (Fund Name) P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595

To purchase shares of the fund by wire, call the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business for instructions. On days when the NYSE closes early, call center hours will be reduced accordingly. A fund will accept wire orders only on a day on which the fund, the Custodian and the

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Transfer Agent are open for business. A wire purchase will be considered made when the wired money is received and the purchase is accepted by the fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the fund may charge a fee in the future.

AIP Program

When making your initial investment in a fund, you may choose to participate in the fund’s automatic investment program (AIP) by completing the AIP section of the application form discussed above. Purchase amounts ($100 minimum) are automatically debited each month from your bank account through ACH (automated clearing house) and are subject to the payment of any applicable sales charge.

Sales Charges

Shares of the funds are purchased at the public offering price (their NAV plus any applicable sales charge).

The fund’s principal underwriter compensates Financial Intermediaries (such as broker-dealers), including processing organizations, who sell shares of the fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the principal underwriter or affiliates of the principal underwriter and from its or their own resources. The following tables show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to the principal underwriter and a Financial Intermediary.

Class A Shares

The public offering price for Class A shares of the Diamond Hill Short Duration Total Return Fund is the next determined NAV plus a sales charge (unless you qualify for a waiver of the sales charge) as shown in the following table.

	Sales Charge as % of
Amount of Investment	Public Offering Price	Net Amount Invested	Financial Intermediary Commission[1]
Less than $100,000	2.25%	2.30%	2.00%
$100,000 to $250,000	1.75%	1.78%	1.50%
$250,000 to $500,000	1.25%	1.27%	1.00%
$500,000 to $750,000	0.75%	0.76%	0.50%
$750,000 to $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	None	None	None

[1]	As a percent of the public offering price.

The public offering price for Class A shares of the Diamond Hill Core Bond Fund is the next determined NAV plus a sales charge (unless you qualify for a waiver of the sales charge) as shown in the following table.

	Sales Charge as % of
Amount of Investment	Public Offering Price	Net Amount Invested	Financial Intermediary Commission[1]
Less than $100,000	3.50%	3.63%	3.00%
$100,000 to $250,000	2.75%	2.83%	2.50%
$250,000 to $500,000	2.00%	2.04%	1.75%
$500,000 to $750,000	1.25%	1.27%	1.00%
$750,000 to $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	None	None	None
[1]	As a percent of the public offering price.

The funds permit you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the Diamond Hill Funds in which you invest (as described below), even if such funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all Diamond Hill Funds to be held in accounts owned by your spouse or children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the Diamond Hill Funds that you would like to have one or more funds linked together for purposes of reducing the initial sales charge.

Right of Accumulation  You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A and Class C (of other Diamond Hill Funds) holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A or Class C Shares of a Diamond Hill Fund held in:

1.	Your account(s);

2.	Your spouse’s account(s);

3.	Joint accounts with qualified spouse;

4.	Account(s) of children under the age of 21 who share your residential address;

5.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

6.	Solely controlled business accounts; and

7.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any reduction in the initial sales charge, you must, before purchasing Class A shares, inform your Financial Intermediary if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the funds may verify (1) the number of shares of the funds held in your account(s) with the Diamond Hill Funds, (2) the number of shares of the funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the funds held in an account with a Financial Intermediary owned by your spouse or by children under the age of 21 who share your residential address.

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Letter of Intent  You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. The fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse, or (iv) your minor children’s trust or custodial accounts.

In calculating the total amount of purchases, you may include in your letter purchases made up to 90 days before the date of the Letter. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also consider the value of Class A Shares purchased previously that were sold subject to a sales charge. In other words, a Letter of Intent allows you to purchase Class A Shares of a fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The fund will also consider the value of Class A Shares sold at NAV. Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A Shares based on shares you intend to purchase over the 13-month period, you must send the fund a Letter of Intent. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A Shares at the end of the 13-month period, the fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced sales charge rate (based on the amount you intended to purchase) and the sales charge rate that would normally apply (based on the actual amount you purchased).

Additional information regarding the reduction of Class A sales charges is available in the funds’ Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the fund is open for business. On days when the NYSE closes early, call center hours will be reduced accordingly. These programs may be terminated or amended at any time.

Distribution Plans

Each fund has adopted a plan under Rule 12b-1 that allows certain classes of its shares to pay distribution fees. Up to 0.25% of each class’s 12b-1 fee can be used as a shareholder servicing fee. Class A shares pay annual 12b-1 expenses of 0.25%. Because these fees are paid out of the fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Compensation to Financial Intermediaries

Diamond Hill Capital Management, Inc., the Adviser and Administrator, may make payments to financial intermediaries that can be categorized as “service-related” or “distribution-related.”

Payments made by the Administrator to financial intermediaries to compensate or reimburse them for administrative or other client services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, record keeping and other shareholder services are categorized as “servicing related.” Payments made pursuant to such agreements generally are based on either (a) a percentage of the average daily net assets of clients serviced by such financial intermediaries, or (b) the number of accounts serviced by such financial intermediary.

Payments made by the Adviser from its own resources to financial intermediaries that are in addition to, rather than in lieu of, Rule 12b-1 fees for distribution-related expenses, such as marketing or promotional expenses, are often referred to as “distribution-related.” Distribution-related payments may be made on the basis of the sales of shares attributable to that intermediary, the average net assets of the fund and other Diamond Hill Funds attributable to the accounts of that intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, distribution related payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the fund or other Diamond Hill Funds to its customers or provide an incentive for a financial intermediary to cooperate with the Distributor’s marketing efforts by providing representatives of the Distributor with preferential access to representatives of the intermediary’s sales force. Distribution-related payments may also be used to reimburse expenses related to educational seminars and “due diligence” or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (“FINRA”)) designed to increase sales representatives’ awareness about Diamond Hill Funds, including travel and lodging expenditures.

Sales Charge Waivers

No sales charge is imposed on Class A Shares of the funds if the shares were:

1.	Acquired in exchange for shares of another Diamond Hill Fund if a comparable sales charge has been paid for the exchanged shares.

2.	Bought by officers, directors or trustees, and employees and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any

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dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

-	The Diamond Hill Funds;

-	Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates;

-	The Distributor and its subsidiaries and affiliates; or

-	Broker-dealers or financial institutions that have entered into dealer agreements with the Diamond Hill Funds or their principal underwriter and their subsidiaries and affiliates (or otherwise have an arrangement with a broker-dealer or financial institution with respect to sales of fund shares).

3.	Bought by advisory clients of Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.

4.	Bought by 529 college savings plans or bought by certain corporate sponsored, participant-directed retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.” Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

5.	Bought by Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary. Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

6.	Bought by an investment adviser, broker-dealer or financial planner, provided arrangements are pre-approved.

7.	Bought by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such a fiduciary relationship is reported at the time of the investment to the fund or the fund’s Distributor.

8.	Bought by employer-sponsored health savings accounts.

9.	Acquired with proceeds from the sale of Class C Shares, Class I Shares or Class Y Shares of a Diamond Hill Fund or acquired in a transfer of Class C Shares, Class I Shares or Class Y Shares of a Diamond Hill Fund for Class A Shares of the same fund, but only if the purchase is made within 90 days of the distribution. Appropriate documentation may be required. Exercising the reinvestment privilege will not affect the character of any gain or loss realized on the redemption for federal income tax purposes, except that if the redemptions resulted in a loss, the reinvestment may result in the loss being disallowed under the “wash sale” rules.

10.	Bought with proceeds from the sale of Class A Shares of a Diamond Hill Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required. Exercising the reinvestment privilege will not affect the character of any gain or loss realized on the redemption for federal income tax purposes, except that if the redemptions resulted in a loss, the reinvestment may result in the loss being disallowed under the “wash sale” rules.

11.	Bought in connection with plans of reorganization of a Diamond Hill Fund, such as mergers, asset acquisitions and exchange offers to which a fund is a party.

12.	Bought directly from the fund by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the fund is open for business or contact your Financial Intermediary. On days when the NYSE closes early, call center hours will be reduced accordingly. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Other Purchase Information

The funds reserve the right to limit the amount of purchases and to refuse to sell to any person. When purchasing shares of the funds by check, the check must be made out to the applicable fund, or the Trust, as the payee. If your check or wire does not clear, you will be responsible for any loss incurred by a fund. If you are already a shareholder of a fund, we reserve the right to redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred or money owed to the Trust. You may be prohibited or restricted from making future purchases in the funds.

How to Redeem Shares

You may redeem all or part of your investment in a fund on any day that the New York Stock Exchange is open for trading, subject to certain restrictions described below. Redemption requests received by a fund or an authorized agent of the fund before 4:00 p.m. ET (or before if the NYSE closes before 4:00 p.m. ET) will be effective that day. The price you will receive when you redeem your shares will be the NAV (less any applicable sales charges) next determined after the fund receives your properly completed order to sell. You may receive proceeds of your sale in a check or federal wire transfer. The proceeds may be more or less than the purchase

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price of your shares, depending on the market value of the fund’s securities at the time of your sale. A broker may charge a transaction fee to redeem shares. The fund may charge $9 for wire redemptions. Any charges for wire redemptions will be deducted from your account by redemption of shares. The funds encourage, to the extent possible, advance notification of large redemptions.

By Mail  To redeem any part of your account in a fund by mail, send a written request, with the following information, to:

(Fund Name)

Diamond Hill Funds

P.O. Box 46707

Cincinnati, OH 45246

•	the fund name;

•	your account number;

•	the name(s) on your account;

•	your address;

•	the dollar amount or number of shares you wish to redeem;

•	the signature of all registered account owners, signed in the exact name(s) and any special capacity in which they are registered; and

•	the Federal tax withholding election (for retirement accounts),

•	If the shares to be redeemed have a value of $100,000 or more, your signature(s) must be guaranteed by an original Medallion Signature Guarantee by an eligible guarantor institution outlined below,

•	You must request the redemption in writing with your signature guaranteed by a Medallion Signature Guarantee, regardless of the value of the shares being redeemed if: the address on your account has been changed within 15 days of your redemption request; the check is not being mailed to the address on your account; the check is not being made payable to the owner(s) of the account; the redemption proceeds are being transferred to another fund account with a different registration or; the redemption proceeds are being wired to bank instructions currently not on your account.

We accept original signature guarantees from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings and loan associations participating in a Medallion program. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THESE PROGRAMS WILL NOT BE ACCEPTED. In certain instances, we may require you to furnish additional legal documents to insure proper authorization.

By Telephone  If you have completed the Optional Telephone Redemption and Exchange section of your investment application, you may sell any part of your account by calling the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the fund is open for business. On days when the NYSE closes early, call center hours will be reduced accordingly. IRA accounts are not redeemable by telephone.

Neither the fund nor the Transfer Agent will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The funds or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the funds and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions and/or digitally recording telephone instructions.

We may terminate the telephone sale procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning us, although we have never experienced difficulties in receiving or in a timely fashion responding to telephone requests. If you are unable to reach us by telephone, you may request a sale by mail. An original Medallion Signature Guarantee is required for any telephone redemption request for an amount of at least $100,000 as described above. A telephone redemption request for an amount of at least $100,000 as described above will not be processed until the Medallion Signature Guarantee is received by the Transfer Agent.

Additional Information  Redemptions will be remitted to the record holder at the address of record or to bank accounts of the shareholder that have been previously designated by the shareholder. If you are not certain of the requirements for a sale please call the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the fund is open for business. On days when the NYSE closes early, call center hours will be reduced accordingly. We cannot accept, and will return, requests specifying a certain date or share price. The funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as ten business days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend sales or postpone payment dates.

Generally, all redemptions will be for cash. However, if during any 90-day period you redeem shares in an amount greater than the lesser of $250,000 or 1% of a fund’s net assets, the funds reserve the right to pay part or all of your redemption

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proceeds above such threshold in readily marketable securities instead of cash. Readily marketable securities may include illiquid securities. You may experience a delay in converting illiquid securities to cash. If payment is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a fund and its remaining shareholders. If you receive securities when redeeming your account, the securities will be subject to market fluctuation and you may incur tax and transaction costs if the securities are sold.

Accounts with Low Balances  Maintaining small accounts is costly for the fund and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the fund’s minimum.

•	If the value of your account falls below $2,500 you are generally subject to a $5 quarterly fee. Shares from your account are redeemed each quarter to cover the fee, which is returned to the Administrator to offset small account expenses. The fund reserves the right to waive the quarterly fee.

•	The fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $2,500. In such cases, you will be notified and given at least 30 days to purchase additional shares before the account is closed.

•	The above involuntary redemptions constitute a sale of fund shares. You should consult your tax adviser concerning the tax consequences of involuntary redemptions.

How to Exchange Shares

You may exchange any or all of your shares in a fund for shares in another Diamond Hill fund or another share class of the same fund, subject to the following conditions:

Exchanges of Class A Shares of the Fund  You may exchange any and all of your Class A shares in the fund for Class A shares of another fund without sales charge. Class A shares can also be exchanged for Class I or Class Y shares of the same fund or a different fund if the investment minimum and eligibility requirements of Class I or Class Y shares are met.

Exchanges of Class C Shares of another Diamond Hill Fund  You may exchange any and all of your Class C shares of another Diamond Hill fund for Class A, Class I or Class Y shares of the funds described in this prospectus, subject to any applicable CDSC charge, if the investment minimum and eligibility requirements of Class A, Class I or Class Y shares are met.

Exchanges of Class Y Shares of the Fund  You may exchange any and all of your Class Y shares of the fund for Class Y shares of another fund. Class Y shares can also be exchanged for Class A or Class I shares of the same fund or a different fund, if the investment minimum and eligibility requirements of Class A or Class I shares, respectively, are met.

You may request the exchange by telephoning 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the fund is open for business or writing the fund at Diamond Hill Funds, P.O. Box 46707, Cincinnati, OH 45246. On days when the NYSE closes early, call center hours will be reduced accordingly. Exchanges may be made only if the exchanging fund is registered in your state of residence. The exchange privilege does not constitute an offering or recommendation of a fund. It is your responsibility to obtain and read a prospectus of the exchanging fund before you make an exchange.

•	If you exchange shares into or out of a fund, the exchange is made at the net asset value per share of each fund next determined after the exchange request is received.

In times of extreme economic or market conditions, exchanging fund shares by telephone may be difficult. To receive a specific day’s price, your letter or call must be received before that day’s close of the New York Stock Exchange. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes.

Exchanges will be accepted only if the registration of the two accounts is identical or the exchange instructions have a Medallion Signature Guarantee. The funds and the Transfer Agent are not liable for following instructions communicated by telephone that they reasonably believe to be genuine. They will use reasonable procedures to confirm that telephone instructions are genuine. The exchange feature may be modified or discontinued at any time upon notice to you in accordance with federal securities laws.

Share Class Conversions  The Internal Revenue Service currently takes the position that a conversion/exchange of share classes of the same fund is a nontaxable event. Conversion/exchanges of share classes between different funds is generally taxable.

How to Request Certain Non-Financial Transactions

The fund will accept the STAMP’s Signature Validation Program (SVP) stamp for certain non-financial transactions. The SVP was introduced in response to requests from financial services institutions that rely upon the effectiveness of a signature guarantee when processing non-financial transactions for which the surety bond attached to a Medallion Signature Guarantee (MSG) would not apply. The SVP stamp carries its own separate surety bond that would apply to such non-financial transactions. The SVP stamp may be obtained from eligible members, including banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

This program enables the funds to accept documents stamped with an SVP stamp in lieu of the MSG for non-financial transactions. The non-financial transactions for which the funds can accept an SVP are: (1) change name; (2) add or

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change banking instructions; (3) add or change beneficiaries; (4) add or change authorized account traders; (5) add a Power of Attorney; (6) add or change Trustee; and (7) change UTMA/UGMA custodian.

In the event that your bank or financial institution does not participate in the SVP Stamp program, you should request that the guarantor use their Medallion Guarantee Stamp.

Market Timing Trading Policy

The funds do not authorize, and use reasonable methods to discourage, short-term or excessive trading, often referred to as “market timing.” Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing or excessive trading may result in dilution of the value of fund shares held by long-term shareholders, disrupt portfolio management, and increase fund expenses for all shareholders. The funds will take reasonable steps to discourage excessive short-term trading and the funds’ Board of Trustees has adopted the following policies and procedures with respect to market timing. The funds will monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If a fund has reason to believe that a shareholder has engaged in excessive short-term trading, the fund may ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts. In addition to rejecting purchase orders in connection with suspected market timing activities, a fund can reject a purchase order for any reason. While the funds cannot assure the prevention of all excessive trading and market timing, by making these judgments the funds believe they are acting in a manner that is in the best interests of shareholders.

Market timers may disrupt portfolio management and harm fund performance. To the extent that the funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the funds use a variety of methods to detect and deter market timing, due to the complexity involved in identifying excessive trading there is no assurance that the funds’ efforts will identify and eliminate all trades or trading practices that may be considered abusive. In accordance with Rule 22c-2 under the Investment Company Act of 1940, the Trust has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) adopt and enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Trust; (2) furnish the Trust, upon its request, with information regarding customer trading activities in shares of the Trust; and (3) enforce its market-timing policy with respect to customers identified by the Trust as having engaged in market timing. When information regarding transactions in the Trust’s shares is requested by the Trust and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the

Trust has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Trust, to restrict or prohibit the indirect intermediary from purchasing shares of the Trust on behalf of other persons.

The funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. The funds have no arrangements to permit any investor to trade frequently in shares of the funds, nor will it enter into any such arrangements in the future.

Distribution and Taxes

The following information is provided to help you understand the income and capital gains you may earn while you own fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee the funds will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

Income and Capital Gain Distributions  The funds intend to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the funds generally pay no federal income tax on the income and gains it distributes to you. The funds expect to declare and distribute their net investment income, if any, to shareholders monthly. Capital gains, if any, may be distributed at least annually. A fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the fund. All income and capital gain distributions are automatically reinvested in shares of the fund unless you request cash distributions on your application or through a written request. If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the fund at the fund’s then-current NAV until you give the Trust different instructions.

Tax Considerations  If you are a taxable investor, dividends and capital gain distributions you receive from the funds, whether you reinvest your distributions in additional fund shares or receive them in cash, are subject to federal income tax, state taxes, and possibly local taxes:

•	distributions are taxable to you at either ordinary income or capital gains tax rates;

•	distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;

•	distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your fund shares;

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•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gains tax rates, provided that certain holding period requirements are met;

•	for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction, subject to certain limitations;

•	distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December; and

•	for taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax is imposed on distributions you receive from the funds and gains from selling, redeeming or exchanging your shares.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). The funds may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the funds, from ascertaining with certainty, until after the calendar year end, the final amount and character of distributions a fund has received on its investments during the prior calendar year. Prior to issuing your statement, the fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Distributions from the funds (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If you are a taxable investor and invest in a fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares  Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Diamond Hill Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling fund shares are taxed at your applicable tax rate for long-term capital gains. Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions  Distributions and gains from the sale or exchange of your fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts  When you invest in the funds through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding  By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the fund.

Cybersecurity

The computer systems, networks and devices used by the funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the funds and their service providers, systems, networks, or devices potentially can be breached. The funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the funds’ business operations, potentially resulting in financial losses; interference with the funds’ ability to calculate their NAVs; impediments to trading; the inability of the funds, the Adviser,

20	DIAMOND HILL FUNDS	|	PROSPECTUS	|	SEPTEMBER 8, 2016	|	DIAMOND-HILL.COM

Your Account

and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the funds invest; counterparties with which the funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Householding

To reduce expenses, we mail only one copy of the funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business or contact your financial institution. On days when the NYSE closes early, call center hours will be reduced accordingly. We will begin sending you individual copies thirty days after receiving your request.

DIAMOND HILL FUNDS	|	PROSPECTUS	|	SEPTEMBER 8, 2016	|	DIAMOND-HILL.COM	21

Financial Highlights

The financial highlights tables are intended to help you understand the funds’ financial performance for the past 5 years (or, if shorter, the period of a fund’s operations). As the funds have only recently commenced investment operations, no financial highlights are available for the funds at this time. In the future, financial highlights will be presented in this section of the prospectus.

22	DIAMOND HILL FUNDS	|	PROSPECTUS	|	SEPTEMBER 8, 2016	|	DIAMOND-HILL.COM

Investment Adviser

Diamond Hill Capital Management, Inc.

325 John H. McConnell Boulevard, Suite 200

Columbus, Ohio 43215

Custodian

State Street Bank and Trust Company

200 Clarendon Street

16th Floor

Boston, MA 02116

Independent Registered Public Accounting Firm

Ernst & Young LLP

1900 Scripps Center

312 Walnut Street

Cincinnati, Ohio 45202

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

BHIL Distributors, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information, call

Diamond Hill Funds

Toll Free 888-226-5595

To Learn More

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on fund policies and operations. Additional information about the funds’ investments will be available in the funds’ annual and semi-annual reports to shareholders. The funds’ annual report will contain management’s discussion of market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year.

Call the funds at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business to request free copies of the SAI and the funds’ annual and semi-annual reports, to request other information about the funds and to make shareholder inquiries. On days when the NYSE closes early, call center hours will be reduced accordingly.

The funds’ SAI, and, when available, the annual and semi-annual reports to shareholders are also available, free of charge, on the funds’ Internet site at www.diamond-hill.com.

You may review and copy information about the funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 202-551-8090 for room hours and operation. You may also obtain reports and other information about the fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1090.

Investment Company Act #811-8061

STATPRO 090816

Statement of Additional Information

September 8, 2016

Diamond Hill Short Duration Total Return Fund

Diamond Hill Core Bond Fund

(Each a Fund or Series of Diamond Hill Funds)

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus dated September 8, 2016. The Funds’ Prospectus is incorporated by reference into this SAI. A free copy of the Prospectus can be obtained by writing the Transfer Agent at P.O. Box 46707, Cincinnati, OH 45246 or by calling 1-888-226-5595.

	Class A	Class I	Class Y
Diamond Hill Short Duration Total Return Fund	DHEAX	DHEIX	DHEYX

Diamond Hill Core Bond Fund	DHRAX	DHRIX	DHRYX

DESCRIPTION OF THE TRUST

Diamond Hill Funds (the “Trust”) currently offers 12 series of shares, Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund, Diamond Hill Financial Long-Short Fund, Diamond Hill Short Duration Total Return Fund, Diamond Hill Core Bond Fund, Diamond Hill Corporate Credit Fund, and Diamond Hill High Yield Fund (individually a “Fund” and collectively the “Funds”). This Statement of Additional Information relates to the Diamond Hill Short Duration Total Return Fund and the Diamond Hill Core Bond Fund. The Trust is an open-end investment company of the management type registered under the Investment Company Act of 1940, as amended (“1940 Act”), and was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 14, 1997, as amended and restated May 28, 1997, and August 21, 2012, and further amended on November 21, 2013, August 20, 2015, November 19, 2015, and May 26, 2016 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value (the “Shares”). Each of the Funds is diversified, as defined in the 1940 Act.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The Trust, on behalf of the Diamond Hill Short Duration Total Return Fund and the Diamond Hill Core Bond Fund, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to these Funds’ operation. Accordingly, these Funds are not subject to registration or regulation as a commodity pool operator.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of a Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of a Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund’s shareholders.

The differing sales charges and other expenses applicable to the different classes of a Fund’s shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

Investment Practices

The following discusses the types of investments which can be held by the Diamond Hill Short Duration Total Return Fund and the Diamond Hill Core Bond Fund. In each case, the related types of risk are also listed. Below the list is an explanation of each type of risk.

•	Adjustable Rate Mortgage Loans (ARMs): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments. Risk Type: Credit, Fixed Income, Liquidity, Market, Political, Prepayment, Valuation

•	Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases and credit card receivables or other securities backed by other types of receivables or other assets. Risk Type: Credit, Fixed Income, Liquidity, Market, Political, Prepayment, Valuation

•	Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies. Risk Type: Credit, Fixed Income, Liquidity, Market

•	Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit are negotiable certificates issued by a bank for a specified period of time and earning a specified return. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Risk Type: Credit, Currency, Fixed Income, Liquidity, Market, Political

•	Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Risk Type: Credit, Fixed Income, Market

•	Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Risk Type: Credit, Fixed Income, Foreign Investment, Market, Political

•	Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. A Fund will sell only covered call and secured put options. Risk Type: Credit, Leverage, Liquidity, Management, Market

•	Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months. Risk Type: Credit, Fixed Income, Liquidity, Market, Political, Valuation

•	Convertible Securities: Bonds or preferred stock that can convert to common stock including contingent convertible securities. Risk Type: Credit, Currency, Fixed Income, Liquidity, Market, Political, Valuation

•	Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers. Risk Type: Credit, Currency, Fixed Income, Liquidity, Market, Political, Prepayment, Valuation

•

Credit Default Swaps (CDSs): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate. Risk Type: Credit, Currency, Fixed Income, Leverage, Liquidity, Management, Market, Political, Valuation

•	Custodial Receipts: A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts. Risk Type: Credit, Liquidity, Market

•	Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund. Risk Type: Liquidity, Management, Market

•	Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid developments. Risk Type: Foreign Investment

•	Exchange Traded Funds (ETFs): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (SPDRs) and NASDAQ 100s. Risk Type: Investment Company, Market

•	Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs) and American Depositary Securities. Risk Type: Foreign Investment, Liquidity, Market, Political, Prepayment

•	High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but are deemed by a Fund’s adviser to be of comparable quality. High yield, high risk securities (also known as junk bonds) which are considered to be speculative. Risk Type: Credit, Fixed Income, High Yield Securities, Liquidity, Market, Political, Portfolio Quality, Valuation

•	Illiquid Securities: An investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the fund. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. Risk Type: Liquidity, Market

•	Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers. Risk Type: Credit, Currency, Fixed Income, Political

•	Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed. Risk Type: Credit, Leverage, Market

•	Investment Company Securities: Shares of other investment companies. The adviser may waive certain fees to the extent required by law. Risk Type: Investment Company, Market

•	Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments of less developed countries. Risk Type: Credit, Extension, Fixed Income, Foreign Investment, Liquidity, Market, Political, Prepayment

•	Mortgages (Directly Held): Debt instruments secured by real property. Risk Type: Credit, Environmental, Extension, Fixed Income, Liquidity, Market, Natural Event, Political, Prepayment, Valuation

•	Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBSs) and other asset-backed structures. Risk Type: Credit, Extension, Fixed Income, Leverage, Liquidity, Market, Political, Prepayment, Tax, Valuation

•	Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date. Risk Type: Extension, Fixed Income, Leverage, Liquidity, Market, Political, Prepayment

•	Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds. Risk Type: Credit, Fixed Income, Market, Natural Event, Political, Prepayment, Tax

•	New Financial Products: New options and other financial products continue to be developed and a Fund may invest in such options and products. Risk Type: Credit, Liquidity, Management, Market

•	Obligations of Supranational Agencies: Obligations of agencies which are chartered to promote economic development and are supported by various governments and governmental agencies. Risk Type: Credit, Foreign Investment, Liquidity, Political, Valuation

•	Options Transactions: A Fund may purchase and sell exchange traded and over-the-counter put and call options on securities, indexes of securities and interest rate swaps. Risk Type: Credit, Leverage, Liquidity, Management, Market

•	Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities. Risk Type: Liquidity, Market, Valuation

•	Real Estate Investment Trusts (REITs): Pooled investment vehicles which invest primarily in income producing real estate or real estate-related loans or interest. Risk Type: Credit, Fixed Income, Liquidity, Management, Market, Political, Prepayment, Tax, Valuation

•	Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan. Risk Type: Credit, Liquidity, Market

•	Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund. Risk Type: Credit, Leverage, Market

•	Securities Issued in Connection with Reorganization and Corporate Restructuring: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. Risk Type: Market

•	Securities Lending: The lending of up to 331/3% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral. Risk Type: Credit, Leverage, Market

•	Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs). Risk Type: Credit, Liquidity, Market

•	Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. Risk Type: Credit, Foreign Investment, Liquidity, Political, Valuation

•	Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (IO) and Principal-Only (PO) securities issued outside a Real Estate Mortgage Investment Conduit (REMIC) or CMO structure. Risk Type: Credit, Liquidity, Market, Political, Prepayment, Valuation

•	Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. Risk Type: Credit, Foreign Investment, Liquidity, Management, Market, Valuation

•	Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors. Risk Type: Credit, Currency, Fixed Income, Leverage, Liquidity, Management, Market, Political, Valuation

•	Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. Risk Type: Credit, Liquidity, Market

•	Temporary Defensive Positions: To respond to unusual circumstances a Fund may invest in cash and cash equivalents for temporary defensive purposes. Risk Type: Credit, Fixed Income, Liquidity, Market

•	Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments. Risk Type: Credit, Currency, Fixed Income, Liquidity, Market, Political, Valuation

•	U.S. Government Agency Securities: Securities issued or guaranteed by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, CMOs and REMICs. It also includes securities of non-mortgage-related agencies such as TVA and SBA. Risk Type: Credit, Fixed Income, Government Securities, Market

•	U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (STRIPS) and Coupons Under Book Entry Safekeeping (CUBES). Risk Type: Fixed Income, Market

•	Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term. Risk Type: Credit, Liquidity, Market, Valuation

•	When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date. Risk Type: Credit, Leverage, Liquidity, Market, Valuation

•

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities. Risk Type: Credit, Fixed Income, Liquidity, Market, Political, Valuation, Zero-Coupon Securities

Explanation of Risk Types:

•	Credit risk: The risk that a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

•	Environmental risk: The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

•	Extension risk: The risk that a rise in interest rates will extend the life of a security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

•	Fixed income risk: The risk that a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

•	Foreign investment risk: The risk associated with higher transaction costs, delayed settlements, adverse economic developments, and exchange rate volatility. These risks are increased in emerging markets.

•	Government securities risk: U.S. government securities are subject to market risk, fixed income risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Circumstances could arise that would prevent the payment of interest or principal. Securities issued or guaranteed by certain U.S. government-related organizations are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support.

•	High yield securities risk: High yield, high risk securities (also known as junk bonds) are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and a potential lack of a secondary or public market for securities.

•	Investment company risk: If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

•	Leverage risk: The risk that gains or losses will be disproportionately higher than the amount invested.

•	Liquidity risk: The risk that the holder may not be able to sell the security at the time or price it desires.

•	Management risk: The risk that a strategy used by a Fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

•	Market risk: The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systemic risk is common to all investments and the mutual funds that purchase them.

•	Natural event risk: The risk that a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

•	Political risk: The risk that governmental policies or other political actions will negatively impact the value of the investment.

•	Portfolio quality risk: The risks associated with below investment grade securities including greater risk of default, greater sensitivity to interest rates and economic changes, potential valuation difficulties, and sudden and unexpected changes in credit quality.

•	Prepayment risk: The risk that declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

•	Tax risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

•	Valuation risk: The risk that the estimated value of a security does not match the actual amount that can be realized if the security is sold.

•	Zero-Coupon securities risk: The market value of these securities are generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. Actions required by federal income tax law may reduce the assets to which a Fund’s expenses could otherwise be allocated and may reduce a Fund’s rate of return.

Operational Risk

An investment in a Fund, like any mutual fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Information Security Risk

The Funds, and their service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Funds or its Investment Adviser, custodian, transfer agent, fund accounting agent, financial intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede security trading, subject the Fund to regulatory fines, result in financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause a Fund’s investment in such companies to lose value.

This section contains a more detailed discussion of some of the investments the Diamond Hill Short Duration Total Return Fund and the Diamond Hill Core Bond Fund may make and some of the techniques each may use.

Asset-Backed Securities

Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets, including collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. Such assets are generally securitized through the use of trusts or special purpose corporations. Asset-backed securities are backed by a pool of assets representing the obligations often of a number of different parties. Certain of these securities may be illiquid.

Asset-backed securities are generally subject to the risks of the underlying assets. In addition, asset-backed securities, in general, are subject to certain additional risks including depreciation, damage or loss of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of loans backing these securities or destruction of equipment subject to equipment trust certificates. In addition, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. Changes in prepayment rates can result in greater price and yield volatility. If asset-backed securities are pre-paid, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.

For both CBOs and CLOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Auction Rate Securities

Auction rate securities consist of auction rate municipal securities and auction rate preferred securities sold through an auction process issued by closed-end investment companies, municipalities and governmental agencies. For more information on risks associated with municipal securities, see “Municipal Securities” below.

Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. Failed auctions may adversely impact the liquidity of auction rate securities investments. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for a Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.

Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the closed-end fund on the securities in its portfolio and distributed to holders of the preferred securities. However, such designation may be made only if the closed-end fund treats preferred securities as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”).

A Fund’s investment in auction rate preferred securities of closed-end funds is subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed under the 1940 Act. Except as permitted by rule or exemptive order (see “Investment Company Securities and Exchange-Traded Funds” below for more information), a Fund is generally prohibited from acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of a Fund’s total assets in securities of any one such investment company or more than 10% of its total assets in securities of all such investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by the Fund.

Bank Obligations

Bank obligations consist of bankers’ acceptances, certificates of deposit, and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. To be eligible for purchase by a Fund, a bankers’ acceptance must be guaranteed by a domestic or foreign bank or savings and loan association having, at the time of investment, total assets in excess of $1 billion (as of the date of its most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit may also include those issued by foreign banks outside the United States (“U.S.”) with total assets at the time of purchase in excess of the equivalent of $1 billion. Such certificates of deposit include Eurodollar and Yankee certificates of deposit. Eurodollar certificates of deposit are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the U.S. Yankee certificates of deposit are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the U.S. With regards to certificates of deposits issued by U.S. banks and savings and loan associations, to be eligible for purchase by a Fund, a certificate of deposit must be issued by (i) a domestic or foreign branch of a U.S. commercial bank which is a member of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, or (ii) a domestic savings and loan association, the deposits of which are insured by the Federal Deposit Insurance Corporation provided that, in each case, at the time of purchase, such institution has total assets in excess of $1 billion (as of the date of its most recently published financial statements).

Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. Time deposits will be maintained only at banks and savings and loan associations from which a Fund could purchase certificates of deposit.

Subject to the Funds’ limitations on concentration in a particular industry, there is no limitation on the amount of a Fund’s assets which may be invested in obligations of banks which meet the conditions set forth herein.

Borrowings

A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. If a Fund utilizes borrowings, for investment purposes or otherwise, it may pledge up to 33 1⁄3% of its total assets to secure such borrowings. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative or emergency purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Certain types of investments are considered to be borrowings under precedents issued by the SEC. Such investments are subject to the limitations as well as asset segregation requirements.

Commercial Paper

Commercial paper is defined as short-term obligations, generally with maturities from 1 to 270 days issued by banks or bank holding companies, corporations and finance companies. Although commercial paper is generally unsecured, the Funds may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, a Fund may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, the Fund would take steps to dispose of such securities or investments in a commercially reasonable manner. Commercial paper includes master demand obligations. See “Variable and Floating Rate Instruments” below.

Certain Funds may also invest in Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. See “Risk Factors of Foreign Investments” below.

Convertible Securities

Certain Funds may invest in convertible securities. Convertible securities include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Generally, convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holders’ claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders’ claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Convertible securities have characteristics similar to both debt and equity securities. Due to the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, selection of convertible securities, to a great extent, is based on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. In some cases, the issuer may cause a convertible security to convert to common stock. In other situations, it may be advantageous for a Fund to cause the conversion of convertible securities to common stock. If a convertible security converts to common stock, a Fund may hold such common stock in its portfolio even if it does not ordinarily invest in common stock.

Certain Funds invest in contingent securities structured as contingent convertible securities also known as CoCos. Contingent convertible securities are typically issued by non-U.S. banks and are designed to behave like bonds in times of economic health yet absorb losses when a pre-determined trigger event occurs. A contingent convertible security is a hybrid debt security either convertible into equity at a predetermined share price or written down in value based on the specific terms of the individual security if a pre-specified trigger event occurs (the “Trigger Event”). Unlike traditional convertible securities, the conversion of a contingent convertible security from debt to equity is “contingent” and will occur only in the case of a Trigger Event. Trigger Events vary by instrument and are defined by the documents governing the contingent convertible security. Such Trigger Events may include a decline in the issuer’s capital below a specified threshold level, increase in the issuer’s risk weighted assets, the share price of the issuer falling to a particular level for a certain period of time and certain regulatory events.

Contingent convertible securities are subject to the credit, interest rate, high yield security, foreign security and markets risks associated with bonds and equities, and to the risks specific to convertible securities in general. Contingent convertible securities are also subject to additional risks specific to their structure including conversion risk. Because Trigger Events are not consistently defined among contingent convertible securities, this risk is greater for contingent convertible securities that are issued by banks with capital ratios close to the level specified in the Trigger Event.

In addition, coupon payments on contingent convertible securities are discretionary and may be cancelled by the issuer at any point, for any reason, and for any length of time. The discretionary cancellation of payments is not an event of default and there are no remedies to require re-instatement of coupon payments or payment of any past missed payments. Coupon payments may also be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves. Due to uncertainty surrounding coupon payments, contingent convertible securities may be volatile and their price may decline rapidly in the event that coupon payments are suspended.

Contingent convertible securities typically are structurally subordinated to traditional convertible bonds in the issuer’s capital structure. In certain scenarios, investors in contingent convertible securities may suffer a loss of capital ahead of equity holders or when equity holders do not. Contingent convertible securities are also subject to extension risk. Contingent convertible securities are perpetual instruments and may only be callable at pre- determined dates upon approval of the applicable regulatory authority. There is no guarantee that a Fund will receive return of principal on contingent convertible securities.

Convertible contingent securities are a newer form of instrument and the regulatory environment for these instruments continues to evolve. Because the market for contingent convertible securities is evolving, it is uncertain how the larger market for contingent convertible securities would react to a Trigger Event or coupon suspension applicable to a single issuer.

The value of contingent convertible securities is unpredictable and will be influenced by many factors such as:

(i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for contingent convertible securities; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Custodial Receipts

Certain Funds may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered U.S. government securities and are not backed by the full faith and credit of the U.S. government. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

Debt Instruments

Below Investment Grade Securities. Securities that were rated investment grade at the time of purchase may subsequently be rated below investment grade (BB+ or lower by Standard & Poor’s Corporation (“S&P”) and Bal or lower by Moody’s Investors Service, Inc. (“Moody’s”)). Certain Funds that do not invest in below investment grade securities as a main investment strategy may nonetheless continue to hold such securities if the Adviser believes it is advantageous for the Fund to do so. The high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities also can change suddenly and unexpectedly.

Corporate Debt Securities. Corporate debt securities may include bonds and other debt securities of U.S. and non-U.S. issuers, including obligations of industrial, utility, banking and other corporate issuers. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

High Yield/High Risk Securities/Junk Bonds. Certain Funds may invest in high yield securities, to varying degrees. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Bal or lower by Moody’s) or unrated but determined by the Fund’s Adviser to be of comparable quality. Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments.

High yield securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund would experience a decrease in income and a decline in the market value of its investments. A Fund may also incur additional expenses in seeking recovery from the issuer.

The income and market value of lower rated securities may fluctuate more than higher rated securities. Non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. The lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on the judgment of the Adviser than is the case with higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, a Fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Fund’s investments in lower rated securities.

Inflation-Linked Debt Securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (“TIPS”), as well as securities issued by other entities such as corporations, municipalities, foreign governments and foreign issuers, including foreign issuers from emerging markets. See also “Foreign Investments.” Typically, such securities are structured as fixed income investments whose principal value is periodically adjusted according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-linked securities that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Other types of inflation-linked securities exist which use an inflation index other than the CPI.

Inflation-linked securities issued by the U.S. Treasury, such as TIPS, have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. Typically, TIPS pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation of 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. Other inflation- related bonds exist which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities.

While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-linked securities is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonally adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-linked securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or a foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.

Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Variable and Floating Rate Instruments. Certain obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Variable and floating rate instruments are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows.

Subject to their investment objective policies and restrictions, certain Funds may acquire variable and floating rate instruments. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. Certain Funds may purchase extendable commercial notes. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Fund’s Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, a Fund’s Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund’s assets at a favorable rate of return.

As a result of the floating and variable rate nature of these investments, the Funds’ yields may decline, and they may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Funds’ yields may increase, and they may have reduced risk of capital depreciation.

Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly “prime rates” charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the nature of the underlying floating or variable rate should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund’s portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks’ “prime rates” or other short-term rate securities adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

Variable Amount Master Notes. Variable amount master notes are notes, which may possess a demand feature, that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Variable amount master notes may not be secured by collateral. To the extent that variable amount master notes are secured by collateral, they are subject to the risks described under the section “Loans— Collateral and Subordination Risk.”

Because master notes are direct lending arrangements between a Fund and the issuer of the notes, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest. If the Fund is not repaid such principal and accrued interest, the Fund may not be able to dispose of the notes due to the lack of a secondary market.

While master notes are not typically rated by credit rating agencies, issuers of variable amount master notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as those set forth with respect to commercial paper, if any, in Part I of this SAI under the heading “Diversification”. A Fund’s Adviser will consider the credit risk of the issuers of such notes, including its earning power, cash flow, and other liquidity ratios of such issuers and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer.

Variable Rate Instruments and Money Market Funds. Variable or floating rate instruments with stated maturities of more than 397 days may, under the SEC’s amortized cost rule applicable to money market funds, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities (other than in connection with the calculation of dollar-weighted average life to maturity of a portfolio) as follows:

(1)

Adjustable Rate Government Securities. A Government Security which is a variable rate security where the variable rate of interest is readjusted no less frequently than every 397 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a floating rate security shall be deemed to have a remaining maturity of one day.

(2)	Short-Term Variable Rate Securities. A variable rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(3)	Long-Term Variable Rate Securities. A variable rate security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(4)	Short-Term Floating Rate Securities. A floating rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

(5)	Long-Term Floating Rate Securities. A floating rate security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities. Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. A Fund accrues income with respect to zero-coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero-coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income.” Because a Fund will distribute “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the applicable Fund will have fewer assets with which to purchase income-producing securities. Zero-coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

Demand Features

Certain Funds may acquire securities that are subject to puts and standby commitments (“Demand Features”) to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. Applicable Funds expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. Demand Features provided by foreign banks involve certain risks associated with foreign investments. See “Foreign Investments” for more information on these risks.

Under a “stand-by commitment,” a dealer would agree to purchase, at a Fund’s option, specified securities at a specified price. A Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options.

The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemption requests and remain as fully invested as possible.

Foreign Investments

Some of the Funds may invest in certain obligations or securities of foreign issuers. Possible investments include U.S. dollar-denominated debt securities (e.g., bonds and commercial paper) of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers’ Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, and Europaper. Securities of foreign issuers may include sponsored and unsponsored American Depositary Receipts (“ADRs”), and European Depositary Receipts (“EDRs”). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. EDRs are not listed on the New York Stock Exchange. As a result, it may be difficult to obtain information about EDRs.

The Funds may only invest in U.S. dollar-denominated securities.

Risk Factors of Foreign Investments. The following is a summary of certain risks associated with foreign investments:

Political and Exchange Risks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include potential future adverse political and economic developments, sanctions or other measures by the United States or other governments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those of domestic issuers of similar securities or obligations. In addition, foreign issuers are usually not subject to the same degree of regulation as domestic issuers, and their securities may trade on relatively small markets, causing their securities to experience potentially higher volatility and more limited liquidity than securities of domestic issuers. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies.

Brady Bonds. Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative and subject to the same risks as emerging market securities. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter (“OTC”) secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be either fixed-rate or floating rate bonds, are generally collateralized by U.S. Treasury securities.

Obligations of Supranational Entities. Obligations of supranational entities include securities designated or supported by governmental entities to promote economic reconstruction or development of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the “World Bank”), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity’s lending activities are limited to a percentage of its total capital (including “callable capital” contributed by its governmental members at the entity’s call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

Emerging Market Securities. Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low non-existent trading volumes; (iii) less scrutiny and regulation by local authorities of the foreign exchanges and broker-dealers; (iv) the seizure or confiscation by local governments of securities held by foreign investors, and the possible suspension or limiting by local governments of an issuer’s ability to make dividend or interest payments; (v) limiting or entirely restricting repatriation of invested capital, profits, and dividends by local governments; (vi) possible local taxation of capital gains, including on a retroactive basis; (vii) the attempt by issuers facing restrictions on dollar or euro payments imposed by local governments to make dividend or interest payments to foreign investors in the local currency; (viii) difficulty in enforcing legal claims related to the securities and/or local judges favoring the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments being paid in the local currency; (x) greater difficulty in determining market valuations of the securities due to limited public information regarding the issuer, and (xi) difficulty of ascertaining the financial health of an issuer due to lax financial reporting on a regular basis, substandard disclosure and differences in accounting standards.

Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect a Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors, such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit a Fund’s investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or to a specific class of securities, which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.

Many developing countries lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

A Fund’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund remains uninvested and no return is earned on such assets. The inability of the Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities, in the Fund deeming those securities to be illiquid, or, if the Fund has entered into a contract to sell the securities, in possible liability to the purchaser.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total gross domestic product (“GDP”). These foreign obligations have become the subject of political debate and have served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

Sovereign Obligations. Sovereign debt includes investments in securities issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. An investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Inverse Floaters and Interest Rate Caps

Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. The market value of an inverse floater will vary inversely with changes in market interest rates and will be more volatile in response to interest rate changes than that of a fixed rate obligation. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than securities which do not include such a structure.

Investment Company Securities and Exchange-Traded Funds

Investment Company Securities. A Fund may acquire the securities of other investment companies (“acquired funds”), including another Diamond Hill Fund. Such securities will be acquired by a Fund to the extent permitted under the 1940 Act and consistent with its investment objective and strategies. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. To the extent a Fund invests in an underlying Diamond Hill Fund, because the Adviser provides services to and receives fees from the underlying fund, a Fund’s investment in the underlying fund benefits the Adviser. In addition, the Fund may hold a significant percentage of the shares of the underlying fund. As a result, the Fund’s investment in an underlying fund may create a conflict of interest. To the extent a Fund invests in an underlying Diamond Hill Fund, the Adviser has voluntarily agreed to waive the Fund’s fees in the pro rata amount of the management fee charged by the underlying Diamond Hill Fund.

Exchange Traded Funds (“ETFs”). ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured investment companies, depositary receipts or other pooled investment vehicles. As shareholders of an ETF, the Funds will bear their pro rata portion of any fees and expenses of the ETFs. Although shares of ETFs are traded on an exchange, shares of certain ETFs may not be redeemable by the ETF. In addition, ETFs may trade at a price below their net asset value (also known as a discount).

Certain Funds may use ETFs to gain exposure to various asset classes and markets or types of strategies and investments By way of example, ETFs may be structured as broad based ETFs that invest in a broad group of stocks from different industries and market sectors; select sector; or market ETFs that invest in debt securities from a select sector of the economy, a single industry or related industries; or ETFs that invest in foreign and emerging markets securities. Other types of ETFs continue to be developed and the Fund may invest in them to the extent consistent with such Funds’ investment objectives, policies and restrictions. The ETFs in which the Funds invest are subject to the risks applicable to the types of securities and investments used by the ETFs (e.g., debt securities are subject to risks like credit and interest rate risks; emerging markets securities are subject risks like currency risks and foreign and emerging markets risk; derivatives are subject to leverage and counterparty risk).

ETFs may be actively managed or index-based. Actively managed ETFs are subject to management risk and may not achieve their objective if the ETF’s manager’s expectations regarding particular securities or markets are not met. An index based ETF’s objective is to track the performance of a specified index. Index based ETFs invest in a securities portfolio that includes substantially all of the securities in substantially the same amount as the securities included in the designated index. Because passively managed ETFs are designed to track an index, securities may be purchased, retained and sold at times when an actively managed ETF would not do so. As a result, shareholders of a Fund that invest in such an ETF can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if ETF were not fully invested in such securities. This risk is increased if a few component securities represent a highly concentrated weighting in the designated index.

Unless permitted by the 1940 Act or an order or rule issued by the SEC (see “Investment Company Securities” above for more information), the Fund’s investments in unaffiliated ETFs that are structured as investment companies as defined in the 1940 Act are subject to certain percentage limitations of the 1940 Act regarding investments in other investment companies. As a general matter, these percentage limitations currently require a Fund to limit its investments in any one issue of ETFs to 5% of the Fund’s total assets and 3% of the outstanding voting securities of the ETF issue. Moreover, a Fund’s investments in all ETFs may not currently exceed 10% of the Fund’s total assets under the 1940 Act, when aggregated with all other investments in investment companies. ETFs that are not structured as investment companies as defined in the 1940 Act are not subject to these percentage limitations.

SEC exemptive orders granted to various ETFs and their investment advisers permit the Funds to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the Adviser to the Fund are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs.

Loans

The Funds may invest in fixed and floating rate loans (“Loans”). Loans may include senior floating rate loans (“Senior Loans”) and secured and unsecured loans, second lien or more junior loans (“Junior Loans”) and bridge loans or bridge facilities (“Bridge Loans”). Loans are typically arranged through private negotiations between borrowers in the U.S. or in foreign or emerging markets which may be corporate issuers or issuers of sovereign debt obligations (“Obligors”) and one or more financial institutions and other lenders (“Lenders”). Generally, the Funds invest in Loans by purchasing assignments of all or a portion of Loans (“Assignments”) or Loan participations (“Participations”) from third parties.

A Fund has direct rights against the Obligor on the Loan when it purchases an Assignment. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. With respect to Participations, typically, a Fund will have a contractual relationship only with the Lender and not with the Obligor. The agreement governing Participations may limit the rights of a Fund to vote on certain changes which may be made to the Loan agreement, such as waiving a breach of a covenant. However, the holder of a Participation will generally have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate. Participations may entail certain risks relating to the creditworthiness of the parties from which the participations are obtained.

A Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of Loan investors. The Agent typically administers and enforces the Loan on behalf of the other Loan investors in the syndicate. The Agent’s duties may include responsibility for the collection of principal and interest payments from the Obligor and the apportionment of these payments to the credit of all Loan investors. The Agent is also typically responsible for monitoring compliance with the covenants contained in the Loan agreement based upon reports prepared by the

Obligor. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan investors. In the event of a default by the Obligor, it is possible, though unlikely, that the Fund could receive a portion of the borrower’s collateral. If the Fund receives collateral other than cash, any proceeds received from liquidation of such collateral will be available for investment as part of the Fund’s portfolio.

In the process of buying, selling and holding Loans, a Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Fund buys or sells a Loan it may pay a fee. In certain circumstances, a Fund may receive a prepayment penalty fee upon prepayment of a Loan.

Additional Information concerning Senior Loans. Senior Loans typically hold the most senior position in the capital structure of the Obligor, are typically secured with specific collateral and have a claim on the assets and/or stock of the Obligor that is senior to that held by subordinated debtholders and shareholders of the Obligor. Collateral for Senior Loans may include (i) working capital assets, such as accounts receivable and inventory;

(ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights; and/or (iv) security interests in shares of stock of subsidiaries or affiliates.

Additional Information concerning Junior Loans. Junior Loans include secured and unsecured loans including subordinated loans, second lien and more junior loans, and bridge loans. Second lien and more junior loans (“Junior Lien Loans”) are generally second or further in line in terms of repayment priority. In addition, Junior Lien Loans may have a claim on the same collateral pool as the first lien or other more senior liens or may be secured by a separate set of assets. Junior Loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Additional Information concerning Bridge Loans. Bridge Loans are short-term loan arrangements (e.g., 12 to 18 months) typically made by an Obligor in anticipation of intermediate-term or long-term permanent financing. Most Bridge Loans are structured as floating-rate debt with step-up provisions under which the interest rate on the Bridge Loan rises the longer the Loan remains outstanding. In addition, Bridge Loans commonly contain a conversion feature that allows the Bridge Loan investor to convert its Loan interest to senior exchange notes if the Loan has not been prepaid in full on or prior to its maturity date. Bridge Loans typically are structured as Senior Loans but may be structured as Junior Loans.

Additional Information concerning Unfunded Commitments. Unfunded commitments are contractual obligations pursuant to which the Fund agrees to invest in a Loan at a future date. Typically, the Fund receives a commitment fee for entering into the Unfunded Commitment.

Additional Information concerning Synthetic Letters of Credit. Loans include synthetic letters of credit. In a synthetic letter of credit transaction, the Lender typically creates a special purpose entity or a credit-linked deposit account for the purpose of funding a letter of credit to the borrower. When a Fund invests in a synthetic letter of credit, the Fund is typically paid a rate based on the Lender’s borrowing costs and the terms of the synthetic letter of credit. Synthetic letters of credit are typically structured as Assignments with the Fund acquiring direct rights against the Obligor.

Additional Information concerning Loan Originations. In addition to investing in loan assignments and participations, the Strategic Income Opportunities Fund may originate Loans in which the Fund would lend money directly to a borrower by investing in limited liability companies or corporations that make loans directly to borrowers. The terms of the Loans are negotiated with borrowers in private transactions. Such Loans would be collateralized, typically with tangible fixed assets such as real property or interests in real property. Such Loans may also include mezzanine loans. Unlike Loans secured by a mortgage on real property, mezzanine loans are collateralized by an equity interest in a special purpose vehicle that owns the real property.

Limitations on Investments in Loan Assignments and Participations. If a government entity is a borrower on a Loan, the Fund will consider the government to be the issuer of an Assignment or Participation for purposes of a Fund’s fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government).

Risk Factors of Loans. Loans are subject to the risks associated with debt obligations in general including interest rate risk, credit risk and market risk. When a Loan is acquired from a Lender, the risk includes the credit risk associated with the Obligor of the underlying Loan. The Fund may incur additional credit risk when the Fund acquires a participation in a Loan from another lender because the Fund must assume the risk of insolvency or bankruptcy of the other lender from which the Loan was acquired. To the extent that Loans involve Obligors in foreign or emerging markets, such Loans are subject to the risks associated with foreign investments or investments in emerging markets in general. The following outlines some of the additional risks associated with Loans.

High Yield Securities Risk. The Loans that a Fund invests in may not be rated by an NRSRO, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. To the extent that such high yield Loans are rated, they typically will be rated below investment grade and are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “High Yield/High Risk Securities/Junk Bonds.” Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably.

Liquidity Risk. Although the Funds limit their investments in illiquid securities to no more than 15% of a Fund’s net assets (5% of the total assets for the Money Market Funds) at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid or less liquid. No active trading market may exist for certain Loans and certain Loans may be subject to restrictions on resale or have a limited secondary market. Certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The inability to dispose of certain Loans in a timely fashion or at a favorable price could result in losses to a Fund.

Collateral and Subordination Risk. With respect to Loans that are secured, a Fund is subject to the risk that collateral securing the Loan will decline in value or have no value or that the Fund’s lien is or will become junior in payment to other liens. A decline in value of the collateral, whether as a result of market value declines, bankruptcy proceedings or otherwise, could cause the Loan to be under collateralized or unsecured. In such event, the Fund may have the ability to require that the Obligor pledge additional collateral. The Fund, however, is subject to the risk that the Obligor may not pledge such additional collateral or a sufficient amount of collateral. In some cases, there may be no formal requirement for the Obligor to pledge additional collateral. In addition, collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy an Obligor’s obligation on a Loan. If the Fund were unable to obtain sufficient proceeds upon a liquidation of such assets, this could negatively affect Fund performance.

If an Obligor becomes involved in bankruptcy proceedings, a court may restrict the ability of the Fund to demand immediate repayment of the Loan by Obligor or otherwise liquidate the collateral. A court may also invalidate the Loan or the Fund’s security interest in collateral or subordinate the Fund’s rights under a Senior Loan or Junior Loan to the interest of the Obligor’s other creditors, including unsecured creditors, or cause interest or principal previously paid to be refunded to the Obligor. If a court required interest or principal to be refunded, it could negatively affect Fund performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Obligor did not receive fair consideration for granting the security interest in the Loan collateral to a Fund. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Obligor, but were instead paid to other persons (such as shareholders of the Obligor) in an amount which left the Obligor insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Fund’s security interest in Loan collateral. If the Fund’s security interest in Loan collateral is invalidated or a Senior Loan were subordinated to other debt of an Obligor in bankruptcy or other proceedings, the Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Fund could have to refund interest. Lenders and investors in Loans can be sued by other creditors and shareholders of the Obligors. Losses can be greater than the original Loan amount and occur years after the principal and interest on the Loan have been repaid.

Agent Risk. Selling Lenders, Agents and other entities who may be positioned between a Fund and the Obligor will likely conduct their principal business activities in the banking, finance and financial services industries. Investments in Loans may be more impacted by a single economic, political or regulatory occurrence affecting such industries than other types of investments. Entities engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, government regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally. An Agent, Lender or other entity positioned between a Fund and the Obligor may become insolvent or enter FDIC receivership or bankruptcy.

The Fund might incur certain costs and delays in realizing payment on a Loan or suffer a loss of principal and/ or interest if assets or interests held by the Agent, Lender or other party positioned between the Fund and the Obligor are determined to be subject to the claims of the Agent’s, Lender’s or such other party’s creditors.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make Loans, particularly in connection with highly leveraged transactions, the availability of Loans for investment may be adversely affected. Furthermore, such legislation or regulation could depress the market value of Loans held by the Fund.

Inventory Risk. Affiliates of the Adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the Adviser’s affiliates in the Loan market may restrict a Fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired.

Information Risk. There is typically less publicly available information concerning Loans than other types of fixed income investments. As a result, a Fund generally will be dependent on reports and other information provided by the Obligor, either directly or through an Agent, to evaluate the Obligor’s creditworthiness or to determine the Obligor’s compliance with the covenants and other terms of the Loan Agreement. Such reliance may make investments in Loans more susceptible to fraud than other types of investments. In addition, because the Adviser may wish to invest in the publicly traded securities of an Obligor, it may not have access to material non-public information regarding the Obligor to which other Loan investors have access.

Junior Loan Risk. Junior Loans are subject to the same general risks inherent to any Loan investment. Due to their lower place in the Obligor’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Obligor. Junior Loans that are Bridge Loans generally carry the expectation that the Obligor will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the Bridge Loan investor to increased risk. An Obligor’s use of Bridge Loans also involves the risk that the Obligor may be unable to locate permanent financing to replace the Bridge Loan, which may impair the Obligor’s perceived creditworthiness.

Mezzanine Loan Risk. In addition to the risk factors described above, mezzanine loans are subject to additional risks. Unlike conventional mortgage loans, mezzanine loans are not secured by a mortgage on the underlying real property but rather by a pledge of equity interests (such as a partnership or limited liability company membership) in the property owner or another company in the ownership structures that has control over the property. Such companies are typically structured as special purpose entities. Generally, mezzanine loans may be more highly leveraged than other types of Loans and subordinate in the capital structure of the Obligor. While foreclosure of a mezzanine loan generally takes substantially less time than foreclosure of a traditional mortgage, the holders of a mezzanine loan have different remedies available versus the holder of a first lien mortgage loan. In addition, a sale of the underlying real property would not be unencumbered, and thus would be subject to encumbrances by more senior mortgages and liens of other creditors. Upon foreclosure of a mezzanine loan, the holder of the mezzanine loan acquires an equity interest in the Obligor. However, because of the subordinate nature of a mezzanine loan, the real property continues to be subject to the lien of the mortgage and other liens encumbering the real estate. In the event the holder of a mezzanine loan forecloses on its equity collateral, the holder may need to cure the Obligor’s existing mortgage defaults or, to the extent permissible under the governing agreements, sell the property to pay off other creditors. To the extent that the amount of mortgages and senior indebtedness and liens exceed the value of the real estate, the collateral underlying the mezzanine loan may have little or no value.

Foreclosure Risk. There may be additional costs associated with enforcing a Fund’s remedies under a Loan including additional legal costs and payment of real property transfer taxes upon foreclosure in certain jurisdictions. As a result of these additional costs, the Fund may determine that pursuing foreclosure on the Loan collateral is not worth the associated costs. In addition, if the Fund incurs costs and the collateral loses value or is not recovered by the Fund in foreclosure, the Fund could lose more than its original investment in the Loan. Foreclosure risk is heightened for Junior Loans, including certain mezzanine loans.

Miscellaneous Investment Strategies and Risks

Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Funds have become more susceptible to operational and financial risks associated with cyber security, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to a Fund and its shareholders; and compromises or failures to systems, networks, devices and applications relating to the operations of a Fund and its service providers. Cyber security risks may result in financial losses to a Fund and its shareholders; the inability of a Fund to transact business with its shareholders; delays or mistakes in the calculation of a Fund’s NAV or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. A Fund’s service providers (including, but not limited to, its investment adviser, any sub-advisers, administrator, transfer agent, and custodian or their agents), financial intermediaries, companies in which a Fund invests and parties with which a Fund engages in portfolio or other transactions also may be adversely impacted by cyber security risks in their own businesses, which could result in losses to a Fund or its shareholders. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Funds do not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

New Financial Products. New options and futures contracts and other financial products, and various combinations thereof, including over-the-counter products, continue to be developed. These various products may be used to adjust the risk and return characteristics of certain Funds’ investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer’s credit risk. If market conditions do not perform as expected, the performance of a Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

Private Placements, Restricted Securities and Other Unregistered Securities. Subject to its policy limitation, a Fund may acquire investments that are illiquid or have limited liquidity, such as commercial obligations issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), and cannot be offered for public sale in the U.S. without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

A Fund is subject to a risk that should the Fund decide to sell illiquid securities when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act before it may be sold, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

The Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act and other restricted securities (i.e., other securities subject to restrictions on resale). Section 4(a)(2) commercial paper (“4(a)(2) paper”) is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. 4(a)(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in 4(a)(2) paper, thus providing liquidity. The Funds believe that 4(a)(2) paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including 4(a)(2) paper and Rule 144A Securities, as determined by the Trust’s valuation committee, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the 1933 Act (“Rule 144A”). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed the Trust’s valuation committee to consider the following criteria in determining the liquidity of certain restricted securities:

•	the frequency of trades and quotes for the security;

•	the number of dealers willing to purchase or sell the security and the number of other potential buyers;

•	dealer undertakings to make a market in the security; and

•	the nature of the security and the nature of the marketplace trades.

Certain 4(a)(2) paper programs cannot rely on Rule 144A. However, the Trustees may determine for purposes of the Trust’s liquidity requirements that an issue of 4(a)(2) paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

•	The 4(a)(2) paper must not be traded flat or in default as to principal or interest;

•	The 4(a)(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by a Fund’s Adviser to be of equivalent quality; and

•	The Fund’s Adviser must consider the trading market for the specific security, taking into account all relevant factors, including but not limited to, whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or whether the paper is administered by a direct issuer pursuant to a direct placement program.

Securities Issued in Connection with Reorganizations and Corporate Restructuring. Debt securities may be downgraded and issuers of debt securities including investment grade securities may default in the payment of principal or interest or be subject to bankruptcy proceedings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. A Fund may hold such common stock and other securities even though it does not ordinarily invest in such securities.

Temporary Defensive Positions. To respond to unusual market conditions, all of the Funds may invest their assets in cash or cash equivalents. Cash equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased (“Cash Equivalents”) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives. The percentage of Fund’s total assets that a Fund may invest in cash or cash equivalents is described in the applicable Fund’s Prospectuses. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements with maturities of 7 days or less (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds, and bank money market deposit accounts. In order to invest in repurchase agreements with the Federal Reserve Bank of New York for temporary defensive purposes, certain Funds may engage in periodic “test” trading in order to assess operational abilities at times when the Fund would otherwise not enter into such a position. These exercises may vary in size and frequency.

Mortgage-Related Securities

Mortgages (Directly Held). Mortgages are debt instruments secured by real property. Unlike mortgage-backed securities, which generally represent an interest in a pool of mortgages, direct investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments require different investment and credit analysis by a Fund’s Adviser.

Directly placed mortgages may include residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that a Fund forecloses on any non-performing mortgage, and acquires a direct interest in the real property, such Fund will be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of a Fund or the Fund’s Adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties.

Costs of clean up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

Mortgage-Backed Securities (“CMOs” and “REMICs”). Mortgage-backed securities include collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”). A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by:

•	various governmental agencies such as the Government National Mortgage Association (“Ginnie Mae”);

•	organizations such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”); and

•	non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies (non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies).

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae’s guarantee is backed by the full faith and credit of the U.S. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the U.S., created pursuant to an Act of Congress, which is owned by private stockholders. Freddie Mac Certificates are not guaranteed by the U.S. or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

For more information on recent events impacting Fannie Mae and Freddie Mac securities, see “Recent Events Regarding Fannie Mae and Freddie Mac Securities” under the heading “Risk Factors of Mortgage-Related Securities” below.

CMOs and guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the “Mortgage Assets”). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as “Gold PCs.”

Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the U.S.

REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.

CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and “parallel pay” CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Funds may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

Total Annual Fund Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Mortgage TBAs. A Fund may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (“Mortgage TBAs”). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. Mortgage TBAs are subject to the risks described in the “When-Issued Securities, Delayed Delivery Securities and Forward Commitments” section.

Mortgage Dollar Rolls. In a mortgage dollar roll transaction, one party sells mortgage-backed securities, principally Mortgage TBAs, for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Fund enters into mortgage dollar rolls, the Fund will earmark and reserve until the settlement date Fund assets, in cash or liquid securities, in an amount equal to the forward purchase price. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Mortgage dollar rolls may be subject to leverage risks. In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains. The benefits of mortgage dollar rolls may depend upon a Fund’s Adviser’s ability to predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi- class mortgage securities issued outside the REMIC or CMO structure. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (“IOs”), while the other class will receive all of the principal (“POs”). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may lose money on investments in SMBS.

Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. A Fund’s Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

Adjustable Rate Mortgage Loans. Certain Funds may invest in adjustable rate mortgage loans (“ARMs”). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the “Maximum Adjustment”). Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.

Certain ARMs may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other ARMs may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London InterBank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal

Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund’s portfolio and therefore in the net asset value of the Fund’s shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to “lock-in” a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.

Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.

Risk Factors of Mortgage-Related Securities. The following is a summary of certain risks associated with Mortgage-Related Securities:

Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae or Freddie Mac if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

Interest Rate Sensitivity. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

Market Value. The market value of the Fund’s adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates. When the market value of the properties underlying the Mortgage-Backed Securities suffer broad declines on a regional or national level, the values of the corresponding Mortgage-Backed Securities or Mortgage-Backed Securities as a whole, may be adversely affected as well.

Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund’s principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Funds invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates taking into account the cost of any refinancing. In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

Recent Events Regarding Fannie Mae and Freddie Mac Securities. On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for each of Fannie Mae and Freddie Mac. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each enterprise. This agreement contains various covenants, discussed below, that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. In 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. In 2009, the U.S. Treasury further amended the Senior Preferred Stock Purchase Agreement to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. In August 2012, the Senior Preferred Stock Purchase Agreement was further amended to, among other things, accelerate the wind down of the retained portfolio, terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% dividend annually on all amounts received under the funding commitment, and require the submission of an annual risk management plan to the U.S. Treasury.

Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver. FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of Fannie Mae or Freddie Mac because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for Fannie Mae or Freddie Mac, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of Fannie Mae’s or Freddie Mac’s assets available therefor. In the event of repudiation, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by Fannie Mae and Freddie Mac under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for Fannie Mae and Freddie Mac mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of Fannie Mae or Freddie Mac, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace Fannie Mae or Freddie Mac as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which Fannie Mae or Freddie Mac is a party, or obtain possession of or exercise control over any property of Fannie Mae or Freddie Mac, or affect any contractual rights of Fannie Mae or Freddie Mac, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate Fannie Mae and Freddie Mac. Notably, the plan does not propose similar significant changes to Ginnie Mae, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of Fannie Mae and Freddie Mac, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.

The conditions attached to the financial contribution made by the Treasury to Freddie Mac and Fannie Mae and the issuance of senior preferred stock place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage- backed securities, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in is role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Freddie Mac and Fannie Mac, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by a Fund.

Municipal Securities

Municipal Securities are issued to obtain funds for a wide variety of reasons. For example, municipal securities may be issued to obtain funding for the construction of a wide range of public facilities such as:

1.	bridges;

2.	highways;

3.	roads;

4.	schools;

5.	waterworks and sewer systems; and

6.	other utilities.

Other public purposes for which Municipal Securities may be issued include:

1.	refunding outstanding obligations;

2.	obtaining funds for general operating expenses; and

3.	obtaining funds to lend to other public institutions and facilities.

In addition, certain debt obligations known as “Private Activity Bonds” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide:

1.	water, sewage and solid waste facilities;

2.	qualified residential rental projects;

3.	certain local electric, gas and other heating or cooling facilities;

4.	qualified hazardous waste facilities;

5.	high-speed intercity rail facilities;

6.	governmentally-owned airports, docks and wharves and mass transportation facilities;

7.	qualified mortgages;

8.	student loan and redevelopment bonds; and

9.	bonds used for certain organizations exempt from Federal income taxation.

Certain debt obligations known as “Industrial Development Bonds” under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide:

1.	privately operated housing facilities;

2.	sports facilities;

3.	industrial parks;

4.	convention or trade show facilities;

5.	airport, mass transit, port or parking facilities;

6.	air or water pollution control facilities;

7.	sewage or solid waste disposal facilities; and

8.	facilities for water supply.

Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, however the size of such issues is limited under current and prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under Federal tax law by an annual “volume cap.” The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

The two principal classifications of Municipal Securities consist of “general obligation” and “limited” (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

The Funds may also acquire “moral obligation” issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund that may purchase municipal bonds may purchase:

1.	Short-term tax-exempt General Obligations Notes;

2.	Tax Anticipation Notes;

3.	Bond Anticipation Notes;

4.	Revenue Anticipation Notes;

5.	Project Notes; and

6.	Other forms of short-term tax-exempt loans.

Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the U.S. through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including:

1.	general money market conditions;

2.	coupon rate;

3.	the financial condition of the issuer;

4.	general conditions of the municipal bond market;

5.	the size of a particular offering;

6.	the maturity of the obligations; and

7.	the rating of the issue.

The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

Municipal Securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

Premium Securities. During a period of declining interest rates, many Municipal Securities in which the Funds invest likely will bear coupon rates higher than current market rates, regardless of whether the securities were initially purchased at a premium.

Risk Factors in Municipal Securities. The following is a summary of certain risks associated with Municipal Securities

Tax Risk. The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the U.S. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

Housing Authority Tax Risk. The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. Typically, the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these requirements. However, there is no assurance that the requirements will be met. If such requirements are not met:

•	the interest on the bonds may become taxable, possibly retroactively from the date of issuance;

•	the value of the bonds may be reduced;

•	you and other Shareholders may be subject to unanticipated tax liabilities;

•	a Fund may be required to sell the bonds at the reduced value;

•	it may be an event of default under the applicable mortgage;

•	the holder may be permitted to accelerate payment of the bond; and

•	the issuer may be required to redeem the bond.

In addition, if the mortgage securing the bonds is insured by the Federal Housing Administration (“FHA”), the consent of the FHA may be required before insurance proceeds would become payable.

Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than that of corporations having a class of securities registered under the SEC.

State and Federal Laws. An issuer’s obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. These laws may extend the time for payment of principal or interest, or restrict the Fund’s ability to collect payments due on Municipal Securities. In addition, recent amendments to some statutes governing security interests (e.g., Revised Article 9 of the Uniform Commercial Code (“UCC”)) change the way in which security interests and liens securing Municipal Securities are perfected. These amendments may have an adverse impact on existing Municipal Securities (particularly issues of Municipal Securities that do not have a corporate trustee who is responsible for filing UCC financing statements to continue the security interest or lien).

Litigation and Current Developments. Litigation or other conditions may materially and adversely affect the power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s Municipal Securities in the same manner.

New Legislation. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on (i) the availability of Municipal Securities for investment by the Funds, and (ii) the value of the investment portfolios of the Funds.

Limitations on the Use of Municipal Securities. Certain Funds may invest in Municipal Securities if the Adviser determines that such Municipal Securities offer attractive yields. The Funds may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not be treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Funds may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation interests may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement.

Each Fund will limit its investment in municipal leases to no more than 5% of its total assets.

Options and Futures Transactions

A Fund may purchase and sell (a) exchange traded and OTC put and call options on securities, on indexes of securities and other types of instruments, and on futures contracts on securities and indexes of securities and other instruments such as interest rate futures and global interest rate futures. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

Subject to its investment objective and policies, a Fund may use options for hedging and risk management purposes and to seek to enhance portfolio performance.

Options and futures contracts may be used to manage a Fund’s exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund’s investments against price fluctuations. Other strategies, including buying futures contracts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Fund’s overall strategy in a manner deemed appropriate by the Fund’s Adviser and consistent with the Fund’s objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund’s return. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If a Fund’s Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund’s return. Certain strategies limit a Fund’s possibilities to realize gains, as well as its exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions, and these transactions could significantly increase the Fund’s turnover rate.

Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual purchase or sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the value of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Selling (Writing) Put and Call Options on Securities. When a Fund writes a put option on a security, it takes the opposite side of the transaction from the option’s purchaser. In return for the receipt of the premium, a Fund assumes the obligation to pay the strike price for the security underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, it must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below. If the market value of the underlying securities does not move to a level that would make exercise of the option profitable to its holder, the option will generally expire unexercised, and the Fund will realize as profit the premium it received.

If the price of the underlying securities rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying security directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying security in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

In order to meet its asset coverage requirements, when a Fund writes an exchange traded put or call option on a security, it will be required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

The Funds will usually sell covered call options or cash-secured put options on securities. A call option is covered if the writer either owns the underlying security (or comparable securities satisfying the cover requirements of the securities exchanges) or has the right to acquire such securities. A put option is cash-secured if the writer segregates cash, high-grade short-term debt obligations, or other permissible collateral equal to the exercise price. As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When the Fund writes cash-secured put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a cash-secured put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Engaging in Straddles and Spreads. In a straddle transaction, a Fund either buys a call and a put or sells a call and a put on the same security. In a spread, a Fund purchases and sells a call or a put. A Fund will sell a straddle when the Fund’s Adviser believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits a Fund to make a hedged investment that the price of a security will increase or decline.

Options on Indexes. Certain Funds may purchase and sell options on securities indexes and other types of indexes. Options on indexes are similar to options on securities, except that the exercise of index options may be settled by cash payments (or in some instances by a futures contract) and does not involve the actual purchase or sale of securities or the instruments in the index. In addition, these options are designed to reflect price fluctuations in a group of securities or instruments or segment of the securities’ or instruments’ market rather than price fluctuations in a single security or instrument. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio may not change as much as an index because a Fund’s investments generally will not match the composition of an index. Unlike call options on securities, index options are cash settled, or settled with a futures contract in some instances, rather than settled by delivery of the underlying index securities or instruments.

Certain Funds purchase and sell credit options which are options on indexes of derivative instruments such as credit default swap indexes. Like other index options, credit options can be cash settled or settled with a futures contract in some instances. In addition, credit options can also be settled in some instances by delivery of the underlying index instrument. Credit options may be used for a variety of purposes including hedging, risk management such as positioning a portfolio for anticipated volatility or increasing income or gain to a Fund. There is no guarantee that the strategy of using options on indexes or credit options in particular will be successful.

For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an OTC option (as defined below), it will be relying on its counterparty to perform its obligations and the Fund may incur additional losses if the counterparty is unable to perform.

Exchange-Traded and OTC Options. All options purchased or sold by a Fund will be traded on a securities exchange or will be purchased or sold by securities dealers (“OTC options”) that meet the Fund’s creditworthiness standards. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, a Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction.

Provided that a Fund has arrangements with certain qualified dealers who agree that a Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, a Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Combined Positions. Certain Funds may purchase and write options in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Fund’s current or anticipated investments exactly. A Fund may invest in futures and options contracts based on securities or instruments with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a Fund’s other investments.

Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts. There is no assurance that a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund’s access to other assets held to cover its options or futures positions could also be impaired. (See “Exchange-Traded and OTC Options” above for a discussion of the liquidity of options not traded on an exchange.)

Asset Coverage for Futures Contracts and Options Positions. A Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside or earmark appropriate liquid assets in the amount prescribed. Such assets cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the reservation of a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Real Estate Investment Trusts (“REITs”)

Certain Funds may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows, are not diversified, and are subject to default by borrowers and self- liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies.

These risks include:

•	limited financial resources;

•	infrequent or limited trading; and

•	more abrupt or erratic price movements than larger company securities.

In addition, small capitalization stocks, such as certain REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

Repurchase Agreements

Repurchase agreements may be entered into with brokers, dealers or banks or other entities that meet the Adviser’s credit guidelines. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers or other entities believed by the Adviser to be creditworthy. The Adviser may consider the collateral received and any applicable guarantees in making its determination. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. Except in the case of a tri-party agreement, the maximum maturity of a repurchase agreement will be seven days. In the case of a tri-party agreement, the maximum maturity permitted for a non- “putable” repurchase agreement will be (i) 95 days for a Money Market Fund for certain counterparties and 45 days for others and (ii) 190 days for any Fund that is not a Money Market Fund. In the case of a tri-party agreement, the maximum notice period permitted for a “putable” repurchase agreement

(i.e., where the Fund has a right to put the repurchase agreement to the counterparty at par plus accrued interest at a specified notice period) will be (i) 95 days for a Money Market Fund for certain counterparties and 45 days for others and (ii) 190 days for any Fund that is not a Money Market Fund. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of 190 days from the effective date of the repurchase agreement. In addition, the maturity of a “putable” repurchase agreement may be in excess of 190 days. Repurchase agreements maturing in more than seven days (or where the put right requires greater than seven days’ notice) are treated as illiquid for purposes of a Fund’s restrictions on purchases of illiquid securities. A Fund will always receive securities as collateral during the term of the agreement whose market value is at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest. The repurchase agreements further authorize the Fund to demand additional collateral in the event that the dollar value of the collateral falls below 100%. A Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities.

All of the Funds that are permitted to invest in repurchase agreements may engage in repurchase agreement transactions that are collateralized fully as defined in Rule 5b-3(c)(1) of the 1940 Act (except that Rule 5b-3(c)(1)(iv)(C) of the 1940 Act shall not apply for the Money Market Funds), which has the effect of enabling a Fund to look to the collateral, rather than the counterparty, for determining whether its assets are “diversified” for 1940 Act purposes. With respect to the Money Market Funds, in accordance with Rule 2a-7 under the 1940 Act, the Adviser evaluates the creditworthiness of each counterparty. The Adviser may consider the collateral received and any applicable guarantees in making its determination. Certain Funds may, in addition, engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations, equity securities or other securities including securities that are rated below investment grade by the requisite NRSROs or unrated securities of comparable quality. For these types of repurchase agreement transactions, the Fund would look to the counterparty, and not the collateral, for determining such diversification.

A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by the Fund.

Under existing guidance from the SEC, certain Funds may transfer uninvested cash balances into a joint account, along with cash of other Funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Reverse Repurchase Agreements

In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act, a reverse repurchase agreement is considered borrowing by a Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for a Fund to be magnified. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, a Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Each Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to its purchase obligations under its reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which a Fund is obliged to purchase the securities. All forms of borrowing (including reverse repurchase agreements) are limited in the aggregate and may not exceed 33-1/3% of a Fund’s total assets, except as permitted by law.

Securities Lending

To generate additional income, certain Funds may lend up to 33-1/3% of such Fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent.

Loans are subject to termination by a Fund or the borrower at any time, and are therefore not considered to be illiquid investments. A Fund does not have the right to vote proxies for securities on loan. However, a Fund’s Adviser may terminate a loan if the vote is considered material with respect to an investment.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of collateral posted. There are no limits on the number of borrowers a Fund may use and a Fund may lend securities to only one or a small group of borrowers.

To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the Adviser does not believe that it is prudent to sell the cash collateral investments in the market, a Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Short-Term Funding Agreements

Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”). Pursuant to such agreements, a Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

A Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by a Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by a Fund only if, at the time of purchase, no more than 15% of the Fund’s net assets (5% of the total assets for the Money Market Funds) will be invested in short-term funding agreements and other illiquid securities.

Structured Investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter.

Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured instruments include structured notes. In addition to the risks applicable to investments in structured investments and debt securities in general, structured notes bear the risk that the issuer may not be required to pay interest on the structured note if the index rate rises above or falls below a certain level. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Structured investments include a wide variety of instruments including, without limitation, Collateralized Debt Obligations, credit linked notes, and participation notes and participatory notes.

Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund’s ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds will treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Fund’s net assets (5% of the total assets for the Money Market Funds), when combined with all other illiquid investments of each Fund.

Total Annual Fund Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Credit Linked Notes. Certain Funds may invest in structured instruments known as credit linked securities or credit linked notes (“CLNs”). CLNs are typically issued by a limited purpose trust or other vehicle (the “CLN trust”) that, in turn, invests in a derivative or basket of derivatives instruments, such as credit default swaps, interest rate swaps and/or other securities, in order to provide exposure to certain high yield, sovereign debt, emerging markets, or other fixed income markets. Generally, investments in CLNs represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the CLN. However, these payments are conditioned on the CLN trust’s receipt of payments from, and the CLN trust’s potential obligations, to the counterparties to the derivative instruments and other securities in which the CLN trust invests. For example, the CLN trust may sell one or more credit default swaps, under which the CLN trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default were to occur, the stream of payments may stop and the CLN trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive as an investor in the CLN trust.

Certain Funds may enter into CLNs structured as “First-to-Default” CLNs. In a First-to-Default CLN, the CLN trust enters into a credit default swap on a portfolio of a specified number of individual securities pursuant to which the CLN trust sells protection to a counterparty. The CLN trust uses the proceeds of issuing investments in the CLN trust to purchase securities, which are selected by the counterparty and the total return of which is paid to the counterparty. Upon the occurrence of a default or credit event involving any one of the individual securities, the credit default swaps terminate and the Fund’s investment in the CLN trust is redeemed for an amount equal to “par” minus the amount paid to the counterparty under the credit default swap.

Certain Funds may also enter in CLNs to gain access to sovereign debt and securities in emerging market particularly in markets where the Fund is not able to purchase securities directly due to domicile restrictions or tax restrictions or tariffs. In such an instance, the issuer of the CLN may purchase the reference security directly and/or gain exposure through a credit default swap or other derivative.

A Fund’s investments in CLNs is subject to the risks associated with the underlying reference obligations and derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk.

Participation Notes and Participatory Notes. Certain Funds may invest in instruments that have similar economic characteristics to equity securities, such as participation notes (also known as participatory notes (“P-notes”)) or other structured instruments that may be developed from time to time (“structured instruments”). Structured instruments are notes that are issued by banks, broker-dealers or their affiliates and are designed to offer a return linked to a particular underlying equity or market.

If the structured instrument were held to maturity, the issuer would pay to the purchaser the underlying instrument’s value at maturity with any necessary adjustments. The holder of a structured instrument that is linked to a particular underlying security or instrument may be entitled to receive dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. Structured instruments have transaction costs. In addition, there can be no assurance that there will be a trading market for a structured instrument or that the trading price of a structured instrument will equal the underlying value of the security, instrument or market that it seeks to replicate. Unlike a direct investment in equity securities, structured instruments typically involve a term or expiration date, potentially increasing the Fund’s turnover rate, transaction costs and tax liability.

Due to transfer restrictions, the secondary markets on which a structured instrument is traded may be less liquid than the market for other securities, or may be completely illiquid, which may expose the Fund to risks of mispricing or improper valuation. Structured instruments typically constitute general unsecured contractual obligations of the banks, broker-dealers or their relevant affiliates that issue them, which subjects the Fund to counterparty risk (and this risk may be amplified if the Fund purchases structured instruments from only a small number of issuers). Structured instruments also have the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate.

Swaps and Related Swap Products

Swap transactions may include, but are not limited to, interest rate swaps, forward rate agreements, contracts for differences, total return swaps, index swaps, basket swaps, specific security swaps, fixed income sectors swaps, commodity swaps, asset-backed swaps (ABX), commercial mortgage-backed securities (CMBS) and indexes of CMBS (CMBX), credit default swaps, interest rate caps, price lock swaps, floors and collars and swaptions (collectively defined as “swap transactions”).

A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap or floor is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, also known as a “swaption,” upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the swaption as the counterparty.

The “notional amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a “net basis”, and a Fund will receive or pay, as the case may be, only the net amount of the two payments.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If a Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The use of swap transactions, caps, floors and collars involves investment techniques and risks that are different from those associated with portfolio security transactions. If a Fund’s Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund. A Fund’s Adviser will consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

A Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will earmark and reserve assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will earmark and reserve assets with a daily value at least equal to the full amount of a Fund’s accrued obligations under the agreement. A Fund will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Fund’s Adviser. If a counterparty defaults, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by a Fund’s Adviser and approved by the Trustees which are based on various factors, including: (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the applicable liquidity restriction on investments in securities that are not readily marketable.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which a Fund may engage in such transactions.

Credit Default Swaps. As described above, swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In the case of a credit default swap (“CDS”), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). CDS include credit default swaps, which are contracts on individual securities, and CDX, which are contracts on baskets or indices of securities.

Credit default swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will earmark and reserve assets, in cash or liquid securities, to cover any accrued payment obligations when it is the buyer of a CDS. In cases where a Fund is a seller of a CDS contract, the Fund will earmark and reserve assets, in cash or liquid securities, to cover its obligation (for credit default swaps on individual securities, such amount will be the notional amount of the CDS).

If a Fund is a seller of protection under a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to such debt obligations. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a buyer of protection under a CDS contract, the Fund would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a downgrade in credit rating) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund.

The use of CDSs, like all swap agreements, is subject to certain risks. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party. In addition to general market risks, CDSs involve liquidity, credit and counterparty risks. The recent increase in corporate defaults further raises these liquidity and credit risks, increasing the possibility that sellers will not have sufficient funds to make payments. As unregulated instruments, CDSs are difficult to value and are therefore susceptible to liquidity and credit risks. Counterparty risks also stem from the lack of regulation of CDSs. Collateral posting requirements are individually negotiated between counterparties and there is no regulatory requirement concerning the amount of collateral that a counterparty must post to secure its obligations under a CDS. Because they are unregulated, there is no requirement that parties to a contract be informed in advance when a CDS is sold. As a result, investors may have difficulty identifying the party responsible for payment of their claims.

If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. There is no readily available market for trading out of CDS contracts. In order to eliminate a position it has taken in a CDS, the Fund must terminate the existing CDS contract or enter into an offsetting trade. The Fund may only exit its obligations under a CDS contract by terminating the contract and paying applicable breakage fees, which could result in additional losses to the Fund. Furthermore, the cost of entering into an offsetting CDS position could cause the Fund to incur losses.

Synthetic Variable Rate Instruments

Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. A Fund’s Adviser reviews the structure of synthetic variable rate instruments to identify credit and liquidity risks (including the conditions under which the right to tender the instrument would no longer be available) and will monitor those risks. In the event that the right to tender the instrument is no longer available, the risk to the Fund will be that of holding the long-term bond. In the case of some types of instruments credit enhancement is not provided, and if certain events occur, which may include (a) default in the payment of principal or interest on the underlying bond, (b) downgrading of the bond below investment grade or (c) a loss of the bond’s tax exempt status, then the put will terminate and the risk to the Fund will be that of holding a long-term bond.

Total Annual Fund Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Trust Preferred Securities

Certain Funds may purchase trust preferred securities, also known as “trust preferreds”, which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. An issuer creates trust preferred securities by creating a trust and issuing debt to the trust. The trust in turn issues trust preferred securities. Trust preferred securities are hybrid securities with characteristics of both subordinated debt and preferred stock. Such characteristics include long maturities (typically 30 years or more), early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. In addition, trust preferred securities issued by a bank holding company may allow deferral of interest payments for up to 5 years. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

U.S. Government Obligations

U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the U.S., and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS and Coupon Under Book Entry Safekeeping (“CUBES”). The Funds may also invest in TIPS. U.S. government obligations are subject to market risk, interest rate risk and credit risk.

The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities.

Other obligations include those issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the “full faith and credit” of the U.S. Securities which are backed by the full faith and credit of the U.S. include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the U.S., the Funds must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Funds may invest that are not backed by the full faith and credit of the U.S. include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by Freddie Mac and Fannie Mae, which are supported only by the credit of such securities, but for which the Secretary of the Treasury has discretionary authority to purchase limited amounts of the agency’s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. Unsustainable debt levels can cause devaluations of currency, prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns, and contribute to market volatility.

In the past, U.S. sovereign credit has experienced downgrades and there can be no guarantee that it will not experience further downgrades in the future by rating agencies. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by a rating agency’s decision to downgrade the sovereign credit rating of the United States.

When-Issued Securities, Delayed Delivery Securities and Forward Commitments

Securities may be purchased on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation, and for money market instruments and other fixed income securities, no interest accrues to a Fund until settlement takes place.

At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities earmarked and reserved for such purpose and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, a Fund may be disadvantaged if the other party to the transaction defaults.

Forward Commitments. Securities may be purchased for delivery at a future date, which may increase their overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. In order to invest a Fund’s assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment. For the purpose of determining the adequacy of the securities reserved for payment of commitments, the reserved securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be reserved for payment of the commitment so that the value of the Fund’s assets reserved for payment of the commitments will equal the amount of such commitments purchased by the respective Fund.

Purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund’s portfolio are subject to changes in value based upon the public’s perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then-available cash flow, sale of securities reserved for payment of the commitment, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund’s payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction.

To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term “majority” of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices that may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered nonfundamental (“Nonfundamental”).

1. Borrowing Money. A Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. A Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is (a) consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

3. Underwriting. A Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. A Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. A Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. A Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, (c) by purchasing nonpublicly offered debt securities, or (d) by purchasing or holding debt instruments in accordance with its investment objective and policies. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Funds will not invest 25% or more of their respective total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

With respect to paragraph 1 above, if asset coverage on borrowing at any time falls below 300% for a Fund, within three days (or such longer period as the SEC may prescribe by rule or regulation) the Fund shall reduce the amount of its borrowings to the extent that asset coverage of such borrowings will be at least 300%.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Nonfundamental. The following limitations have been adopted by the Trust with respect to the Funds and are Nonfundamental (see “Investment Restrictions” above).

1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any of its assets except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

SHARES OF THE FUNDS

The Diamond Hill Short Duration Total Return Fund and the Diamond Hill Core Bond Fund are registered to offer Class A, Class I, and Class Y shares. All classes of shares represent an interest in the same portfolio of investments of a Fund and have the same rights, except that each class has exclusive voting rights with respect to its Rule 12b-1 distribution plan. The net asset value per share of each of the classes is expected to differ from time to time.

•	Class A Shares

Class A Shares of the Diamond Hill Short Duration Total Return Fund and the Diamond Hill Core Bond Fund are available to the general public and may also be purchased through financial intermediaries that have entered into agreements with Diamond Hill Funds or its agents.

The public offering price for Class A shares of the Diamond Hill Short Duration Total Return Fund is the next determined NAV plus a sales charge as shown in the following table.

	Sales Charge as % of		Financial Intermediary Commission as % of Public Offering Price
Amount of Investment	Public Offering Price	Net Amount Invested
Less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 but less than $500,000	1.25%	1.27%	1.00%
$500,000 but less than $750,000	0.75%	0.76%	0.50%
$750,000 but less than $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	None	None	None

The public offering price for Class A shares of the Diamond Hill Core Bond Fund is the next determined NAV plus a sales charge as shown in the following table.

	Sales Charge as % of		Financial Intermediary Commission as % of Public Offering Price
Amount of Investment	Public Offering Price	Net Amount Invested
Less than $100,000	3.50%	3.63%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.50%
$250,000 but less than $500,000	2.00%	2.04%	1.75%
$500,000 but less than $750,000	1.25%	1.27%	1.00%
$750,000 but less than $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	None	None	None

The Diamond Hill Funds permit you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the Diamond Hill Funds in which you invest (as described below) even if such Diamond Hill Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all Diamond Hill Funds to be held in accounts owned by your spouse or children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the Funds that you would like to have one or more Diamond Hill Funds linked together for purposes of reducing the initial sales charge.

• Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A and Class C holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A or Class C Shares of a Diamond Hill Fund held in:

1.	Your account(s);

2.	Your spouse’s account(s);

3.	Joint accounts with qualified spouse;

4.	Account(s) of children under the age of 21 who share your residential address;

5.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

6.	Solely controlled business accounts; and

7.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any reduction in the initial sales charge, you must, before purchasing Class A shares, inform your Financial Intermediary if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the Fund may verify (1) the number of shares of the Diamond Hill Funds held in your account(s) with the Diamond Hill Funds, (2) the number of shares of the Diamond Hill Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the Diamond Hill Funds held in an account with a Financial Intermediary owned by your spouse or by children under the age of 21 who share your residential address.

•

Letter of Intent: You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse, or (iv) your minor children’s trust or custodial accounts. A fiduciary, purchasing shares for the same fiduciary account, trust or estate may also consider the value of Class A Shares purchased previously that were sold subject to a sales charge. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will also consider the value of Class A Shares sold at NAV. Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A Shares based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A Shares at the end of the 13-month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced sales charge rate (based on the amount you intended to purchase) and the sales charge rate that would normally apply (based on the actual amount you purchased).

Sales Charge Waivers

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1.	Acquired in exchange for shares of another Diamond Hill Fund if a comparable sales charge has been paid for the exchanged shares.

2.	Bought by officers, directors or trustees, and employees and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•	The Diamond Hill Funds.

•	Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.

•	The Distributor and its subsidiaries and affiliates.

•	Broker-dealers or financial institutions who have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares).

3.	Bought by advisory clients of Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.

4.	Bought by 529 college savings plans or bought by certain corporate sponsored, participant-directed retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.” Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

5.	Bought by Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary. Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

6.	Bought by an investment adviser, broker-dealer or financial planner, provided arrangements are pre-approved.

7.	Bought by a bank, trust company or thrift institution that is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

8.	Bought by employer-sponsored health savings accounts.

9.	Acquired with proceeds from the sale of Class C Shares, Class I Shares, or Class Y Shares of a Diamond Hill Fund or acquired in a transfer of Class C Shares, Class I Shares or Class Y Shares of a Diamond Hill Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the distribution. Appropriate documentation may be required.

10.	Bought with proceeds from the sale of Class A Shares of a Diamond Hill Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

11.	Bought in connection with plans of reorganization of a Diamond Hill Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party.

12.	Bought directly from the Fund by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-888-226-5595 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

•	Class I Shares

Class I shares (institutional shares) are not subject to a sales charge or any 12b-1 fees. Class I shares are available for purchase by institutional investors such as corporations, pension and profit share or defined contribution plans, non-profit organizations, charitable trusts, foundations, endowments or other entity deemed by the principal underwriter to be a financial institution or institutional buyer or a broker-dealer, whether the purchaser is acting for itself or in some fiduciary capacity.

•	Class Y Shares

Class Y shares are not subject to a sales charge or any 12b-1 fees. Class Y shares are available for purchase by institutional investors such as corporations, pension and profit share or defined contribution plans, non-profit organizations, charitable trusts, foundations and endowments or other entity deemed by the principal underwriter to be a financial institution or institutional buyer. Class Y shares may also be purchased through financial intermediaries authorized to act in an investment advisory capacity if each underlying institutional investor qualifies and meets the initial investment minimum and where the institutional investor, plan or program for which the shares are being acquired will not require the fund, or its affiliates, to make any sub-transfer agent, service, networking, or any other payments to any third party. Class Y shares have no ongoing shareholder service fees.

Additional Purchase and Redemption Information

All investments and exchanges are subject to approval by the Fund and the Fund reserves the right to reject any purchase or exchange of shares at any time. The Funds request advance notification of investments in excess of 5% of the current net assets of the Fund. The Funds also encourage, to the extent possible, advance notification of large redemptions.

Generally, all purchases must be made in cash. However, the Funds reserve the right to accept payment in readily marketable securities instead of cash in accordance with procedures approved by the Funds’ Board of Trustees. If payment is made in securities, the applicable Fund will value the securities in the same manner in which it computes its NAV.

Generally, all redemptions will be for cash. However, if during any 90-day period you redeem shares in an amount greater than the lesser of $250,000 or 1% of a Fund’s net assets, the Funds reserve the right to pay part or all of your redemption proceeds above such threshold in readily marketable securities instead of cash in accordance with procedures approved by the Fund’s Board of Trustees. Readily marketable securities may include illiquid securities. You may experience a delay in converting illiquid securities to cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. If you receive securities when redeeming your account, the securities will be subject to market fluctuation and you may incur tax and transaction costs if the securities are sold.

The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted, (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable, or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

THE INVESTMENT ADVISER

Diamond Hill Capital Management, Inc., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215 (the “Adviser”) is the Investment Adviser for the Diamond Hill Diamond Hill Short Duration Total Return Fund and Diamond Hill Core Bond Fund. The Adviser is a wholly owned subsidiary of Diamond Hill Investment Group, Inc.

Under the terms of the Funds’ management agreement with the Adviser (the “Management Agreement”), the Adviser manages the Funds’ investments. As compensation for management services, the Diamond Hill Short Duration Total Return Fund is obligated to pay the Adviser fees computed and accrued daily and paid monthly at the annual rate of 0.35% of the average daily net assets of the Fund and the Diamond Hill Core Bond Fund is obligated to pay the Adviser fees computed and accrued daily and paid monthly at the annual rate of 0.30% of the average daily net assets of the Fund.

The Adviser retains the right to use the name “Diamond Hill” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Diamond Hill” automatically ceases ninety days after termination of the Management Agreement and may be withdrawn by the Adviser on ninety days written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. A Fund may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Under the terms of the Funds’ Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement with the Adviser (the “Administration Agreement”), the Adviser renders all administrative, transfer agency, fund accounting and supervisory services to the Funds. The Adviser oversees the maintenance of all books and records with respect to the Funds’ securities transactions and the Funds’ books of accounts in accordance with all applicable federal and state laws and regulations. The Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. The Adviser is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. The Adviser may delegate any or all of its responsibilities under the Administration Agreement to one or more third-party service providers.

Under the Administration Agreement, the Adviser assumes and pays all ordinary expenses of the Funds not assumed by the Funds. The Adviser pays all fund accounting fees and related out of pocket expenses. The Funds pay all brokerage fees and commissions, custodian fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), expenses related to conducting shareholders’ meetings and proxy solicitations, fees and extraordinary or non-recurring expenses. The Funds also pay expenses that they are authorized to pay pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to the Administration Agreement, effective August 1, 2016, the Administrator receives a fee, which is paid monthly at an annual rate of 0.24% of each Fund’s average daily net assets of Class A Shares, 0.19% of each Fund’s average daily net assets of Class I Shares, and 0.09% of the average daily net assets of Class Y Shares. Previously, effective May 26, 2016, the Administrator received a fee at an annual rate of 0.24% of each Fund’s average daily net assets of Class A shares, 0.20% of each Fund’s average daily net assets of Class I Shares, and 0.10% of the average daily net assets of Class Y Shares.

Portfolio Managers Compensation

All of the portfolio managers, and research analysts, are paid by the Adviser a competitive base salary based on experience, external market comparisons to similar positions, and other business factors. To align their interests with those of shareholders, all portfolio managers also participate in an annual cash and equity incentive compensation program that is based on:

•	The long-term pre-tax investment performance of the Fund(s) that they manage,

•	The Adviser’s assessment of the investment contribution they make to the Diamond Hill Funds they do not manage,

•	The Adviser’s assessment of each portfolio manager’s overall contribution to the development of the investment team through ongoing discussion, interaction, feedback and collaboration, and

•	The Adviser’s assessment of each portfolio manager’s contribution to client service, marketing to prospective clients and investment communication activities.

Long-term performance is defined as the trailing five years (performance of less than five years is judged on a subjective basis). Investment performance is measured against an absolute return target for each Fund, the respective Fund’s benchmark and its Morningstar or Lipper peer group.

Incentive compensation is paid annually from an incentive pool that is determined based on several factors including investment results in client portfolios, revenues, employee performance, and industry operating margins. Portfolio Manager compensation is not directly tied to product asset growth or revenue, however, both of these factors influence the size of the incentive pool and therefore indirectly contribute to portfolio manager compensation. Incentive compensation is subject to review and oversight by the compensation committee of the Adviser’s parent firm, Diamond Hill Investment Group, Inc. The compensation committee is comprised of independent outside members of the board of directors. The portfolio managers are also eligible to participate in the Diamond Hill Investment Group, Inc. 401(k) plan and related company match. The Adviser also offers a Deferred Compensation Plan, whereby each portfolio manager may voluntarily elect to defer a portion of their incentive compensation. Any deferral of incentive compensation must be invested in Diamond Hill Funds for the entire duration of the deferral.

Portfolio Manager Holdings

Portfolio managers are encouraged to own shares of the Funds they manage. The following table indicates for each Fund the dollar range of shares beneficially owned by each Fund’s portfolio managers as of August 15, 2016.

Dollar Range of Shares in the Fund
Fund	Portfolio Manager		$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Short Duration Total Return Fund	Henry Song	PM				X
	Mark Jackson	PM				X

Core Bond Fund	Henry Song	PM				X
	Mark Jackson	PM				X

PM – Portfolio Manager

Other Portfolio Manager Information

Performance Based Fees

The Adviser manages certain accounts, including private investment funds (a.k.a. “Hedge Funds”), for which part of its fee is based on the performance of the account/fund (“Performance Fee Accounts”). As a result of the performance-based fee component, the Adviser may receive additional revenue related to the Performance Fee Accounts. None of the Portfolio Managers receive any direct incentive compensation related to their management of the Performance Fee Accounts; however, revenues from Performance Fee Accounts management will impact the resources available to compensate Portfolio Managers and all staff.

Trade Allocation

The Adviser manages numerous accounts in addition to the Funds. When a Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transactions with the same broker on a combined or “blocked” basis. Blocked transactions can produce better execution for the Funds because of increased volume of the transaction. However, when another of the Adviser’s clients specifies that trades be executed with a specific broker (“Directed Brokerage Accounts”), a potential conflict of interest exists related to the order in which those trades are executed and allocated. As a result, the Adviser has adopted a trade allocation policy in which all trade orders occurring simultaneously among any of the Diamond Hill Funds and one or more other accounts where the Adviser has the discretion to choose the execution broker are blocked and executed first. After the blocked trades have been completed, the remaining trades for the Directed Brokerage Accounts are then executed in random order, through the Adviser’s portfolio management software. When a trade is partially filled, the number of filled shares is allocated on a pro-rata basis to the appropriate client accounts. Trades are not segmented by investment product.

Personal Security Trading by the Portfolio Managers

The Adviser has adopted a Code of Ethics designed to: (1) demonstrate the Adviser’s duty at all times to place the interest of clients and Fund shareholders first; (2) align the interests of the Portfolio Managers with clients and Fund shareholders, and (3) mitigate inherit conflicts of interest associated with personal securities transactions. The Code of Ethics prohibits all employees of the Adviser, including the Portfolio Managers, from purchasing any individual equity or fixed income securities that are eligible to be purchased by the Fund. The Code of Ethics also prohibits the purchase of third party mutual funds that invest primarily in U.S. equity or corporate bond securities. As a result, each of the Portfolio Managers are significant owners in Diamond Hill Funds, thus aligning their interest with Fund shareholders.

Other Accounts Managed by the Portfolio Managers

As of August 15, 2016 neither of the Portfolio Managers of the Diamond Hill Short Duration Total Return Fund and Diamond Hill Core Bond Fund managed other accounts.

TRUSTEES AND OFFICERS

The names of the Trustees and officers of the Trust are shown below. Each Trustee is an independent and non-interested Trustee as defined in the 1940 Act.

Trustees

Name and Age	Position Held	Year First Elected a Trustee of the Funds[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee during Past 5 Years[2]
Tamara L. Fagely Year of Birth: 1958	Trustee	Since November 2014	Retired, January 2014 to present; Chief Operations Officer, Hartford Funds, 2012 to 2013; Chief Financial Officer, Hartford Funds, 2010 to 2012; Treasurer, Hartford Funds, 2001 to 2012.	12	None

Elizabeth P. Kessler Year of Birth: 1968	Trustee	Since November 2005	Partner in Charge, Columbus, Ohio Office, Jones Day, January 2009 to present.	12	None

D’Ray Moore Rice Year of Birth: 1959	Chairperson Trustee	Since February 2014 Since August 2007	Retired, Community Volunteer, November 2001 to present; Independent Trustee of Advisers Investment Trust, July 2011 to present.	12	Advisers Investment Trust, July 2011 to present

Peter E. Sundman Year of Birth: 1959	Trustee	Since November 2012	Retired, January 2012 to present; Chief Executive Officer, ClearBridge Advisors, LLC, 2009 to 2011.	12

Officers

Name and Age	Position Held	Year First Elected an Officer of the Funds[1]	Principal Occupation(s) During Past Five Years
Thomas E. Line Year of Birth: 1967	Chief Executive Officer	Since November 2014	Chief Financial Officer of Diamond Hill Investment Group, Inc., January 2015 to present; Managing Director – Finance of Diamond Hill Investment Group, Inc., April 2014 to December 2014; Chief Operating Officer of Lancaster Pollard & Company, January 2012 to March 2014; Senior Managing Director and Chief Financial Officer of Red Capital Group, September 2004 to January 2012.

Gary R. Young Year of Birth: 1969	President	Since November 2014	Secretary of the Trust, May 2004 to November 2014; Chief Administrative Officer of the Trust, October 2010 to November 2014; Managing Director – Administration of Diamond Hill Capital Management, Inc., January 2015 – present; Chief Compliance Officer of Diamond Hill Capital Management Inc., October 2010 to present; Controller of Diamond Hill Investment Group, Inc., April 2004 to March 2015.

Karen R. Colvin Year of Birth: 1966	Vice President Secretary	Since November 2011 Since November 2014	Director-Fund Administration & Sales Support, Diamond Hill Capital Management, Inc., 2009 to present.

Trent M. Statczar Year of Birth: 1971	Treasurer	Since October 2010	Director, Beacon Hill Fund Services, Inc., 2008 to present.

Eimile J. Moore Year of Birth: 1969	Chief Compliance Officer	Since May 2014	Director, Beacon Hill Fund Services, Inc., 2011 to present; Vice President, JPMorgan Distribution Services, Inc., 2006 to 2011.

Dana Gentile Year of Birth: 1962	Assistant Secretary	Since May 2013	Director, Beacon Hill Fund Services, Inc., 2013 to present; Senior Vice President, Citi Fund Services Ohio, Inc., 1987 to 2013.

Lori K. Cramer Year of Birth: 1967	Assistant Secretary	Since May 2014	Director, Beacon Hill Fund Services, Inc., 2014 to present; Paralegal, Nationwide Financial Services, Inc., 2002 to 2014.

Troy A. Sheets Year of Birth: 1971	Assistant Treasurer	Since October 2010	Director, Beacon Hill Fund Services, Inc., 2009 to present.

[1]	Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until their resignation, removal or retirement. Trustees have a 15-year term limit. Each Officer is elected by the Trustees for a 1-year term to serve the Trust or until their resignation, removal or retirement. The address for all Trustees and Officers is 325 John H. McConnell Blvd., Suite 200, Columbus, OH 43215.
[2]	This includes all directorships (other than those in the Trust) that are held by each Trustee as a director of a public company or a registered investment company.

Fund Shares Owned By Trustees As Of December 31, 20151,2

		Tamara L. Fagely	Elizabeth P. Kessler	D’Ray Moore Rice	Peter E. Sundman
Diamond Hill Small Cap Fund	Dollar Range of Fund Shares Owned	None	Over $100,000	None	$10,001- $50,000
Diamond Hill Small-Mid Cap Fund		None	None	Over $100,000	$10,001- $50,000
Diamond Hill Mid Cap Fund		None	None	None	None
Diamond Hill Large Cap Fund		None	None	None	$10,001- $50,000
Diamond Hill Select Fund		$10,001- $50,000	None	None	$10,001- $50,000
Diamond Hill Long-Short Fund		None	Over $100,000	Over $100,000	$10,001- $50,000
Diamond Hill Research Opportunities Fund		$10,001- $50,000	None	None	None
Diamond Hill Financial Long-Short Fund		None	None	None	$10,001- $50,000
Diamond Hill Corporate Credit Fund		None	None	$50,001- $100,000	$10,001- $50,000
Diamond Hill High Yield Fund[3]		None	None	None	None
Diamond Hill Short Duration Total Return Fund[4]		None	None	None	None
Diamond Hill Core Bond Fund[4]		None	None	None	None
Aggregate Dollar Range of Shares Owned in All Funds Within the Trust Overseen by Trustee		$50,001- $100,000	Over $100,000	Over $100,000	Over $100,000

[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000 and over $100,000.
[2]	All Trustees are independent, “Non-Interested” Trustees within the meaning of the 1940 Act.
[3]	The Fund commenced public offering on January 4, 2016.
[4]	The Fund had not yet commenced operations on December 31, 2015.

The compensation paid to the Trustees for the fiscal year ended December 31, 2015 is set forth in the following table:

COMPENSATION TABLE

Trustee	Aggregate Compensation*	Pension or Retirement Benefits Accrued as Part of Fund Expense	Estimated Annual Benefits Upon Retirement	Total Compensation Paid to Trustee
Tamara L. Fagely	$76,000	None	None	$76,000
Elizabeth P. Kessler	$74,000	None	None	$74,000
D’Ray Moore Rice, Chairperson	$82,000	None	None	$82,000
George A. Skestos[1]	$55,500	None	None	$55,500
Peter E. Sundman	$75,000	None	None	$75,000

[1]	Effective August 20, 2015, Mr. Skestos resigned as a Trustee
*	The Trustees are compensated for their services to the Diamond Hill Funds by Diamond Hill Capital Management as part of the Administration Agreement.

The Trust has a policy that 100% of Trustee Compensation must be reinvested in the Diamond Hill Funds and remain invested for the entire term of their trusteeship.

The Board has two standing committees: an Audit Committee and a Nominating and Governance Committee. All Trustees are members of the Audit Committee and Nominating and Governance Committee.

The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and to act as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees. The Audit Committee held two regularly scheduled meetings during the fiscal year ended December 31, 2015. Tamara L. Fagely serves as the Chairperson of the Audit Committee and is designated as the Audit Committee’s financial expert.

The Nominating and Governance Committee’s function is to nominate candidates for election to the Board of Trustees, make nominations for membership on all committees and review committee assignments at least annually. The Committee also reviews as necessary the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee makes recommendations for any such action to the full Board. The Committee also considers candidates for trustees nominated by shareholders. Shareholders may recommend candidates for Board positions by forwarding their correspondence to the Secretary of the Trust at the Trust’s address and the shareholder communication will be forwarded to the Committee Chairperson for evaluation. The Nominating and Governance Committee held one regularly scheduled meeting during the fiscal year ended December 31, 2015. Peter E. Sundman serves as the Chair of the Nominating and Governance Committee.

As of August 15, 2016, the Trustees and Officers of the Trust as a group owned less than 1% of all of the classes of all of the Diamond Hill Funds.

The Trust, the Adviser and the principal underwriter have adopted Codes of Ethics (the “Codes”) under Rule 17j-1 of the 1940 Act. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds, with the exception of Adviser personnel as described in “Personal Security Trading by the Portfolio Managers.” You may obtain a copy of the Codes from the Securities and Exchange Commission’s EDGAR web site or by calling the Funds at 1-888-226-5595.

Proxy Voting Policies and Procedures

General Policy

The Trust has delegated proxy voting responsibilities with respect to each of the Funds to the Adviser, subject to the general oversight of the Board. The Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, consistent with its fiduciary obligations, and the Proxy Policy has been approved by the Trustees of the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of the Funds and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the interests of the Funds’ shareholders, on one hand, and those of the Funds’ Adviser or principal underwriter on the other will be reported to the Board and the Board will provide direction to the Adviser on how to vote the proxy.

The Proxy Policy sets forth the Adviser’s voting guidelines. The guidelines contain information about the key objectives in voting proxies, various client and Adviser decision methods, conflicts of interest, general voting principles, and detailed explanations on how the Adviser will typically vote on certain matters that are typically up for shareholder vote. Each vote is ultimately determined on a case-by-case basis, taking into consideration all relevant facts and circumstances at the time of the vote.

How to Obtain More Information

Investors may obtain a copy of the Proxy Policy by writing to the Trust at 325 John H. McConnell Boulevard, Suite 200, Columbus, OH 43215 or by calling the Trust at 888-226-5595. Since the Diamond Hill Short Duration Total Return Fund and the Diamond Hill Core Bond Fund did not commence operations prior to June 30, 2016, there have been no proxy votes. In the future, information about how the Funds voted proxies relating to portfolio securities for the 12 month period ended June 30th will be available without charge, upon request, by calling the Trust at 888-226-5595, on the Fund’s website, www.diamond-hill.com, and on the SEC’s website at http://www.sec.gov.

OTHER INFORMATION CONCERNING THE BOARD OF TRUSTEES

Leadership Structure and Board of Trustees

The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. All of the Trustees on the Board are independent of and not affiliated with the Adviser or its affiliates. The same Trustees serve all twelve Diamond Hill Funds and have delegated day to day operation to various service providers whose activities they oversee. The Trustees have also engaged legal counsel (who is also legal counsel to the Trust) that is independent of the Adviser or its affiliates to advise them on matters relating to their responsibilities in connection with the Trust. The Trustees meet separately in an executive session on a quarterly basis and meet separately in executive session with the Funds’ Chief Compliance Officer at least annually. On an annual basis, the Board conducts a self-assessment and evaluates its structure. Consistent with Diamond Hill’s governing principles, each of the Diamond Hill Funds’ Trustees is a significant owner of the Funds with other shareholders (see table set forth above), which is designed to align their interests with those of shareholders. The Board has determined that the leadership and committee structure is appropriate for the Trust and allows the Board to effectively and efficiently evaluate issues that impact the Trust as a whole as well as issues that are unique to each Fund.

Board Oversight of Risk

The Funds are subject to a number of risks, including investment, compliance, operational and financial risks, among others. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities. Day-to-day risk management with respect to the Funds resides with the Adviser or other service providers, subject to supervision by the Adviser. The Board oversees efforts by management and service providers to manage the risk to which the Funds may be exposed. For example, the Board meets with portfolio managers and receives regular reports regarding investment risk. The Board meets with the Chief Compliance Officer of the Trust and receives regular reports regarding compliance and regulatory risks. The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding fund operations and risks related to the valuation, liquidity, and overall financial reporting of the Funds. From its review of these reports and discussions with management, the Board learns in detail about the material risks to which the Funds are exposed, enabling a dialogue about how management and service providers manage and mitigate those risks.

Not all risks that may affect a Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser, its affiliates, or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals. As a result of the foregoing and other factors, a Fund’s ability to manage risk is subject to substantial limitations. The Trustees believe that their current oversight approach is an appropriate way to manage risks facing the Funds, whether investment, compliance, financial, or otherwise. The Trustees may, at any time in their discretion, change the manner in which they conduct risk oversight of the Funds.

Trustee Attributes

The Board believes each of the Trustees has demonstrated leadership abilities and possesses experience, qualifications, and skills valuable to the Funds. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.

Below is additional information concerning each particular Trustee and his/her attributes. The information provided below, and in the chart above, is not all-inclusive. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together and the ability to communicate effectively, exercise judgment, ask incisive questions, manage people and problems or develop solutions.

Tamara L. Fagely was a business executive for a large mutual fund complex for over 20 years leading back office operations that included administration, fund accounting, financial reporting, transfer agent, and technology. Her experience included roles as Treasurer, Chief Financial Officer, and Chief Operations Officer. In addition, Ms. Fagely has management experience in broker/dealer operations and as an audit manager conducting audits of financial service organizations and mutual funds. Ms. Fagely brings a detailed knowledge of the mutual fund industry and financial expertise to the Board.

Elizabeth P. Kessler has over 20 years of experience as an attorney at an international law firm with a focus on product liability litigation. Ms. Kessler’s duties include serving as Partner in Charge of one of the firm’s offices. She has substantial experience practicing law and advising clients with respect to liability issues.

D’Ray Moore Rice worked for a major service provider to investment managers and mutual funds for more than 10 years, including as a Senior Vice President for European relationship management. Her expertise in mutual fund operations enables Ms. Rice to bring a unique perspective to service provider oversight for the Trust. Ms. Rice’s experience also includes serving as an Independent Trustee for other mutual funds and 10 years of experience in banking and financial services, including retail investment sales and sales management.

Peter E. Sundman has more than 25 years’ experience in the investment management industry and has extensive mutual fund experience, including his 10 year service as the Chairman of a large mutual fund complex. During the course of his career, Mr. Sundman has served in senior executive roles within the investment management industry. Mr. Sundman has excellent communications skills, as well as an ability to work effectively with others. Mr.  Sundman brings a diversity of viewpoint, background and experience to the Board.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for a Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. All shareholders bear the costs when executing portfolio transactions in a Fund.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to a Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom a Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Management Agreement.

While the Funds do not deem it practicable and in their best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers. A Fund has no obligation to deal with any broker or dealer in the execution of its transactions.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

The Adviser has entered into Client Commission Agreements with broker/dealers that are involved from time to time in executing, clearing, or settling securities transactions on behalf of the Funds (“CCA Brokers”) that provide for the CCA Brokers to pay a portion of the commissions paid by a Fund for securities transactions (“CCA Commissions”) to providers of research services.

Because these research service providers may play no role in executing client securities transactions, any research prepared by that research service provider may constitute third party research. Adviser may use brokerage commissions, including CCA Commissions, from a Fund’s portfolio transactions to acquire research, subject to the procedures and limitations provided in this section.

From time to time, Adviser prepares a list of providers of research services that have been deemed by the Adviser to provide valuable research (“Research Firms”) as determined by Adviser’s investment staff. CCA Brokers are eligible to be included in the list of Research Firms. All trades with Research Firms will be effected in accordance with Adviser’s obligation to seek best execution for its client accounts. Adviser uses a vote by its investment staff as a guide for allocating CCA Commissions. Compensation for research may also be made pursuant to commissions paid on trades executed by a Research Firm who is registered as a broker/dealer (“Research Broker”). Under normal circumstances, CCA Brokers are compensated for research solely through trade commissions. To the extent that payments for research to a Research Broker other than a CCA Broker are made pursuant to trade commissions, the Adviser will reduce the amount of CCA Commissions to be paid to that Research Broker for its research. However, the Adviser will reduce the amount of CCA Commissions to be paid to that Research Broker by less than the full amount of trade commissions paid to that Research Broker. Neither Adviser nor the Funds have an obligation to any Research Firm if the amount of trade commissions and CCA Commissions paid to the Research Firm is less than the applicable non-binding target. The Adviser reserves the right to pay cash to a Research Firm from its own resources in an amount Adviser determines in its discretion.

The products and services acquired by the Adviser in connection with such arrangements is intended to comply with Section 28(e) of the Securities Act of 1934, as amended, and the SEC’s related interpretive guidance. The Adviser will not cause the Funds or its clients to use trade commissions or CCA Commissions for purposes other than for eligible research and brokerage services or products.

When a Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for a Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Transactions of advisory clients (including the Funds) may also be blocked with those of the Adviser. The Adviser and their affiliates will be permitted to participate in the blocked transaction only after all orders of advisory clients (including the Funds) are filled.

In certain circumstances, such as a buy in for failure to deliver, the Adviser is not able to select the broker/dealer who will transact to cover the failure. For example, if a Fund sells a security short and is unable to deliver the securities sold short the broker/dealer through whom the Fund sold short must deliver securities purchased for cash, i.e., effect a buy-in, unless it knows that the Fund either is in the process of forwarding the securities to the broker/dealer or will do so as soon as possible without undue inconvenience or expense. Similarly, there can also be a failure to deliver in a long transaction and a resulting buy-in by the broker/dealer through whom the securities were sold. If the broker/dealer effects a buy-in, the Adviser will be unable to control the trading techniques, methods, venues or any other aspect of the trade used by the broker/dealer.

The Adviser may not give consideration to sales of shares of the Funds as a factor in selecting brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell Fund shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

The Funds have not yet paid brokerage commissions since they have not yet commenced operations.

Securities of Regular Broker-Dealers

As the Diamond Hill Short Duration Total Return Fund and the Diamond Hill Core Bond Fund had not commenced operations as of December 31, 2015, information regarding the securities of the Funds’ regular broker-dealers (or the parent of the regular broker-dealer) that were held by the Funds is not yet available.

Portfolio Holdings Disclosure

The Funds disclose portfolio holdings as described in the Prospectus. After such information is released to the public as described in the Prospectus, it may be included in marketing materials, advertisements and presentations. In addition to the policies described in the Prospectus, the Funds may release or authorize the release of portfolio holdings that are not publically available for legitimate business purposes, provided that such disclosure is approved by the President and Treasurer of the Trust and, to third party service providers of the Fund or the Adviser, which include State Street Bank and Trust Company, the custodian; Ultimus Fund Solutions, LLC, the fund accountant; Ernst & Young LLP, the Funds’ independent registered public accounting firm; Thompson Hine LLP, legal counsel; the Funds’ financial printer; and to rating or reporting agencies, or data or portfolio analysis firms. The Funds currently have ongoing arrangements to disclose portfolio holdings information to Morningstar, Inc., FactSet Research Systems, Inc., Bloomberg L.P., Eze Castle Software LLC, Advent Software, and The Yield Book, Inc. Disclosure of the Funds’ portfolio holdings as an exception to the

Funds’ normal business practice may be made, provided that the disclosure is deemed to be in the best interests of shareholders and the party receiving the portfolio holdings signs a confidentiality agreement or the policies of the recipient are determined to be adequate to protect the integrity and confidentiality of the information. In no event shall portfolio holdings information be disclosed for compensation. In order to avoid conflicts of interest between the Funds’ shareholders and the Adviser, any exceptions must be approved in writing by the Funds’ President and Treasurer and any such exceptions granted will be presented to the Board of Trustees on a quarterly basis for their review.

Portfolio holdings of each Fund will be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year ending December 31 will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the fiscal quarters ending March 31 and September 30 will be filed on Form N-Q; and (iii) portfolio holdings as of the end of the six-month period ending June 30 will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

DISTRIBUTION PLANS

The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act, applicable to its Class A and Class C shares, which permits its Funds to pay for certain distribution and promotion activities related to marketing their shares. Pursuant to the Plans, each Fund will pay its principal underwriter a fee for the principal underwriter’s services in connection with the sales and promotion of the Fund, including its expenses in connection therewith, at an annual rate of 0.25% of the average daily net assets of the Class A shares and 0.75% of the average daily net assets of the Class C shares. In addition, each Fund will pay its principal underwriter a service fee at the annual rate of 0.25% of the average daily net assets of the Class C shares. The Diamond Hill Short Duration Total Return Fund and the Diamond Hill Core Bond Fund are not currently registered to issue Class C shares. Payments received by the principal underwriter pursuant to the Plans may be greater or less than distribution expenses incurred by the principal underwriter with respect to the applicable class and are in addition to fees paid by each Fund pursuant to the Management Agreement and the Administration Agreement. The principal underwriter may in turn pay others for distribution and shareholder servicing as described below.

Under the Plans, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of Shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of Shares, or that hold Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to a Fund and its shareholders, or for rendering shareholder support services, including allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may request; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plans) who engage in or support distribution of Shares; (c) costs of preparing, printing and distributing Fund prospectuses and statements of additional information and reports for recipients other than existing Fund shareholders; (d) costs of formulating and implementing marketing and promotional activities, including sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may deem advisable; and (g) costs of implementing and operating the Plans. The Funds do not participate in any joint distribution activities with other mutual funds outside of the Trust.

The Trustees expect that the Plans will encourage distribution of the Funds’ Class A and Class C shares. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

The Plans have been approved by the Fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Funds and who have no direct or indirect financial interest in the Plans or any related agreement, by a vote cast in person. Continuation of the Plans and the related agreements must be approved by the Trustees annually, in the same manner, and a Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable class. Any amendment increasing the maximum percentage payable under a Plan or other material change must be approved by a majority of the outstanding shares of the applicable class, and all other material amendments to a Plan or any related agreement must be approved by a majority of the independent Trustees. Diamond Hill Capital Management and its employees and the employees of Beacon Hill Fund Services may benefit indirectly from payments received under certain of the Plans.

The Diamond Hill Short Duration Total Return Fund and the Diamond Hill Core Bond Fund had no amounts paid under the distribution plan during the fiscal year ended December 31, 2015, as these Funds had not yet commenced operations.

Financial Intermediaries

The Funds have authorized certain financial intermediaries to accept purchase and redemption orders on their behalf. A Fund will be deemed to have received a purchase or redemption order when a financial intermediary or its designee accepts the order. These orders will be priced at the NAV next calculated after the order is accepted.

The Adviser does not consider a financial intermediary’s sale of shares of the Funds when selecting brokers or dealers to effect portfolio transactions for the Funds.

Payment of Additional Cash Compensation

On occasion, the Adviser may make payments out of its resources and legitimate profits, which may include profits the Adviser derives from investment advisory fees paid by the Funds, to financial intermediaries as incentives to market the Funds, to cooperate with the Adviser’s promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support. These payments are often referred to as “additional cash compensation” or “revenue sharing” and are in addition to the sales charges and Rule 12b-1 fees. The payments are made pursuant to agreements between financial intermediaries and the Adviser and do not affect the price investors pay to purchase shares of a Fund, the amount a Fund will receive as proceeds from such sales, or the amount of Rule 12b-1 fees and other expenses paid by a Fund.

Additional cash compensation payments may be used to pay financial intermediaries for: (a) transaction support, including any one-time charges for establishing access to Fund shares on particular trading systems (known as “platform access fees”); (b) program support, such as expenses related to including the Funds in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurance programs (e.g., individual or group annuity contracts); (c) placement by a financial intermediary on its offered, preferred, or recommended fund list; (d) marketing support, such as providing representatives of the Adviser access to sales meetings, sales representatives and management representatives; (e) firm support, such as business planning assistance, advertising, and assistance with educating sales personnel about the Funds and shareholder financial planning needs; and (f) providing other distribution-related or asset retention services. Additional cash compensation payments generally are structured as basis point payments on gross or net sales or, in the case of platform access fees, fixed dollar amounts.

The Adviser did not make any payments of additional cash compensation in the last fiscal year, as the Diamond Hill Short Duration Total Return Fund and the Diamond Hill Core Bond Fund had not yet commenced operations.

In addition to member firms of the Financial Industry Regulatory Authority, the Adviser also reserves the ability to make payments, as described above, to other financial intermediaries that sell or provide services to the Fund and shareholders, such as banks, insurance companies, and plan administrators. These firms may include affiliates of the Adviser. You should ask your financial intermediary whether it receives additional cash compensation payments, as described above, from the Adviser or its affiliates.

The Adviser may also pay non-cash compensation to financial intermediaries and their representatives in the form of (a) occasional gifts; (b) occasional meals, tickets or other entertainment; and/or (c) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.

DETERMINATION OF SHARE PRICE

The price of the shares of a Fund is based on the Fund’s net asset value per share (“NAV”) next determined after the order is received. The NAV is calculated at the close of trading (normally 4:00 p.m., Eastern time (“ET”)) on each day the New York Stock Exchange (the “NYSE”) is open for business (“open business day”). Should the NYSE experience an unexpected market closure or restriction on trading during or on what is expected to be an open business day, the Fund will make a determination whether to calculate the NAV at the times as described above (and value the securities as described below in this Statement of Additional Information and in the prospectus) or to suspend the determination of the NAV based on available information at the time of or during the unexpected closure or restriction on trading. Purchase requests received by the Fund or an authorized agent of the Fund after the NYSE closes, or on a day on which the NYSE is not open for trading, will be effective on the next open business day thereafter on which the NYSE is open for trading, and the offering price will be based on the Fund’s NAV at the close of trading on that day.

A separate NAV is calculated for each share class of a Fund. The NAV for a class is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received), allocable to that class minus liabilities (including accrued expenses) allocable to that class, by the total number of that class’s shares outstanding.

Domestic Equity Securities

Domestic equity securities (including options, rights, warrants, futures, and options on futures) traded in the over-the-counter market or on a primary exchange shall be valued at the closing price as determined by the primary exchange, typically at 4:00 p.m. ET. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange, typically at 4:00 p.m. ET. Securities for which quotations are either (1) not readily available or (2) determined by the Fair Value Committee to not accurately reflect their value are valued at their fair value using procedures approved by the Board of Trustees. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASD National Market System is considered an exchange. Mutual fund investments will be valued at the most recently calculated (current day) NAV.

Foreign and Domestic Fixed Income Securities

Fixed income securities shall be valued at an evaluated bid price, generally as of 4:00 p.m. ET, provided by an independent pricing service approved by the Board of Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data.

These securities are generally considered to be fair valued; however, because the prices are provided by an independent approved pricing service, the fair value procedures approved by the Board of Trustees need not be applied. Securities with less than 61 days to maturity may be valued at amortized cost. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

Securities for which quotations are either (1) not readily available, (2) not provided by an approved pricing service or broker, or (3) determined by the Fair Value Committee to not accurately reflect their value, are valued at their fair value using procedures approved by the Board of Trustees.

Foreign Equity Securities

To the fullest extent possible, equity securities that are traded on a foreign securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange. Securities for which quotations are either (1) not readily available or (2) determined by the Fair Value Committee to not accurately reflect their value are valued at their fair value using procedures approved by the Board of Trustees. Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

The Trust may, at the direction of the Trustees, use a fair value service to adjust the prices of foreign securities that are traded on foreign exchanges in order to reflect the price impacts of events occurring after such foreign exchanges close that may affect the values of such securities.

TAXES

The following discussion of certain U.S. federal income tax consequences is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. Each shareholder should consult a qualified tax advisor regarding the tax consequences of an investment in a Fund. The tax considerations relevant to a specific shareholder depend upon the shareholder’s specific circumstances and the following general summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Trust or its investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the U.S. federal income tax regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis).

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, each Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, to the extent such amounts are distributed to shareholders in accordance with the applicable timing requirements.

Each Fund intends to distribute substantially all of its net investment income (including any excess of net short-term capital gains over net long-term capital losses) and net capital gain (that is, any excess of net long-term capital gains over net short-term capital losses) in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Net capital gain for a fiscal year is computed by taking into account any capital loss carry forward of the Fund.

To be treated as a regulated investment company under Subchapter M of the Code, each Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it may be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. However, distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

As a regulated investment company, the Trust is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. While each Fund intends to distribute its ordinary income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that a Fund indeed will make sufficient distributions to avoid entirely the imposition of federal excise or income taxes on the Fund.

The following discussion of U.S. federal income tax consequences is for the general information of shareholders that are U.S. persons subject to tax. Shareholders that are IRAs or other qualified retirement plans generally are exempt from income taxation under the Code. Shareholders that are non-U.S. persons, IRAs or other qualified retirement plans should consult their own tax advisors regarding the tax consequences of an investment in a Fund.

Distributions of taxable net investment income (including the excess of net short-term capital gain over net long-term capital loss) generally are taxable to shareholders as ordinary income. However, distributions by a Fund to a non-corporate shareholder may be subject to income tax at the shareholder’s applicable tax rate for long-term capital gain, to the extent that the Fund receives qualified dividend income on the securities it holds, the Fund properly designates the distribution as qualified dividend income, and the Fund and the non-corporate shareholder receiving the distribution meet certain holding period and other requirements. Distributions of taxable net investment income (including qualified dividend income) may be subject to an additional 3.8% Medicare tax as discussed below.

Distributions of net realized capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Under current law, capital gain dividends recognized by a non-corporate shareholder generally will be taxed at a maximum rate of 20%. Capital gains of corporate shareholders are taxed at the same rate as ordinary income.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. All distributions of taxable net investment income and net realized capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in the shareholder’s Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Under the Code, the Funds will be required to report to the Internal Revenue Service all distributions of taxable income and net realized capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net realized capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax (currently, at a rate of 28%) in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Trust is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

An additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends, qualified dividend income and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified and adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Shareholders should consult their tax advisors about the application of federal, state, local and foreign tax law in light of their particular situation.

Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.

CUSTODIAN

State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02116 is the Custodian for each Fund’s investments. The Custodian acts as each Fund’s depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at each Fund’s request and maintains records in connection with its duties.

SUB-FUND ACCOUNTING AGENT AND SUB-TRANSFER AGENT

Pursuant to a Master Services Agreement entered into between Ultimus Fund Solutions, LLC (“Ultimus”) and the Adviser, Ultimus acts as the Diamond Hill Short Duration Total Return Fund and the Diamond Hill Core Bond Fund sub-fund accounting agent and, in such capacity, maintains the books and records of each Fund, calculates the net asset value per share of each class, calculates investment performance and prepares all financial statements and regulatory filings. Pursuant to the Master Services Agreement Ultimus also acts as the Diamond Hill Short Duration Total Return Fund and the Diamond Hill Core Bond Fund sub-transfer agent and, in such capacity, maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. Fees of Ultimus under the Master Services Agreement are paid by the Adviser pursuant to the Administration Agreement.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio, 45202 has been selected as independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2016. Ernst & Young LLP will perform an annual audit of the Funds’ financial statements and advise the Funds as to certain accounting matters.

DISTRIBUTOR

BHIL Distributors, LLC, located at Three Canal Plaza, Suite 100, Portland, ME 04101 (the “Distributor”), is the Trust’s principal underwriter and exclusive agent for distribution of the Funds’ shares. The Distributor is obligated to sell shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor is obligated to sell shares of each Fund on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.

There were no commissions paid for effecting sales of shares of the Diamond Hill Short Duration Total Return Fund and the Diamond Hill Core Bond Fund in the last fiscal year, as the Funds had not yet commenced operations.

PRINCIPAL HOLDERS OF OUTSTANDING SHARES

As of August 15, 2016, the following persons owned of record 5% or more of a class of each of the Diamond Hill Short Duration Total Return Fund’s and the Diamond Hill Core Bond Fund’s outstanding shares. A person owning of record, for the benefit of others, more than 25% of a class of a Fund’s outstanding shares may be deemed to control the class or Fund. A controlling shareholder can control the outcomes of proposals submitted to shareholders for approval.

DIAMOND HILL SHORT DURATION TOTAL RETURN FUND CLASS A

Shareholder Name. Address	% Ownership
DIAMOND HILL CAPITAL MANAGEMENT 325 JOHN H. MCCONNELL BLVD., SUITE 200 COLUMBUS, OH 43215	100%

DIAMOND HILL SHORT DURATION TOTAL RETURN FUND CLASS I

Shareholder Name. Address	% Ownership	Shareholder Name. Address	% Ownership
XIAOHAN SONG 196 RETREAT LANE WESTERVILLE, OH 43082	49.16%	DOUGLAS GIMPLE 8668 CREIGHTON DRIVE POWELL, OH 43065	6.59%

MARK M. JACKSON 1536 CANDLEWOOD DRIVE COLUMBUS, OH 43235	40.96%

DIAMOND HILL SHORT DURATION TOTAL RETURN FUND CLASS Y

Shareholder Name. Address	% Ownership	Shareholder Name. Address	% Ownership
DIAMOND HILL LONG-SHORT FUND 325 JOHN H. MCCONNELL BLVD., SUITE 200 COLUMBUS, OH 43215	30.20%	DIAMOND HILL CORPORATE CREDIT FUND 325 JOHN H. MCCONNELL BLVD., SUITE 200 COLUMBUS, OH 43215	22.26%

DIAMOND HILL SMALL CAP FUND 325 JOHN H. MCCONNELL BLVD., SUITE 200 COLUMBUS, OH 43215	23.84%	DIAMOND HILL SMALL-MID CAP FUND 325 JOHN H. MCCONNELL BLVD., SUITE 200 COLUMBUS, OH 43215	20.28%

DIAMOND HILL CORE BOND FUND CLASS A

Shareholder Name. Address	% Ownership
DIAMOND HILL CAPITAL MANAGEMENT 325 JOHN H. MCCONNELL BLVD., SUITE 200 COLUMBUS, OH 43215	100%

DIAMOND HILL CORE BOND FUND CLASS I

Shareholder Name. Address	% Ownership	Shareholder Name. Address	% Ownership
MARK M. JACKSON 1536 CANDLEWOOD DRIVE COLUMBUS, OH 43235	49.00%	DOUGLAS GIMPLE 8668 CREIGHTON DRIVE POWELL, OH 43065	7.87%

XIAOHAN SONG 196 RETREAT LANE WESTERVILLE, OH 43082	39.20%

DIAMOND HILL CORE BOND FUND CLASS Y

Shareholder Name. Address	% Ownership	Shareholder Name. Address	% Ownership
DIAMOND HILL CAPITAL MANAGEMENT 325 JOHN H. MCCONNELL BLVD., SUITE 200 COLUMBUS, OH 43215	100%

FINANCIAL STATEMENTS

No financial statements and independent registered public accounting firm’s report are included in this Statement of Additional Information as the Diamond Hill Short Duration Total Return Fund and the Diamond Hill Core Bond Fund have not yet completed their initial fiscal year since inception. The Funds will provide the Annual Report for future periods without charge upon written request or request by telephone.

DIAMOND HILL FUNDS

PART C. OTHER INFORMATION

ITEM 28.	EXHIBITS

(a)	Articles of Incorporation.

(i)	Copy of Registrant’s Second Amended and Restated Agreement and Declaration of Trust dated August 21, 2012, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 38, is hereby incorporated by reference.

(ii)	Copy of Amendment No.1, dated November 21, 2013, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(iii)	Copy of Amendment No.2, dated August 20, 2015, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 47, is hereby incorporated by reference.

(iv)	Copy of Amendment No. 3, dated November 19, 2015, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(v)	Copy of Amendment No. 4, dated May 26, 2016, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(b)	By-Laws.

Copy of Amended and Restated By-Laws, dated as of November 20, 2014, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 45, are incorporated by reference.

(c)	Instruments Defining Rights of Security Holders.

None other than in Registrant’s Second Amended and Restated Agreement and Declaration of Trust and By-Laws.

(d)	Investment Advisory Contracts.

(i)	Copy of Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011 with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(ii)	Copy of Amended Exhibit A, dated as of November 21, 2013, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Mid Cap Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(iii)	Copy of Amended Exhibit A, dated as of February 28, 2015, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Strategic Income Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 45, is hereby incorporated by reference.

(iv)	Copy of Amended Exhibit A, dated as of November 19, 2015, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill High Yield Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 48, is hereby incorporated by reference.

(v)	Copy of Amended Exhibit A, dated as of January 1, 2016, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Large Cap Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

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(vi)	Copy of Amended Exhibit A, dated as of February 28, 2016, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Corporate Credit Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(vii)	Copy of Amended Exhibit A, dated as of May 26, 2016, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Short Duration Total Return Fund and the Diamond Hill Core Bond Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(viii)	Copy of Amended Exhibit A, dated as of August 1, 2016, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Short Duration Total Return Fund with its Adviser, Diamond Hill Capital Management, Inc., is filed herewith.

(e)	Underwriting Contracts.

(i)	Copy of Underwriting Agreement with BHIL Distributors, LLC, dated as of August 18, 2016, is filed herewith.

(ii)	Form of Dealer’s Agreement, is filed herewith.

(f)	Bonus or Profit Sharing Contracts.

None.

(g)	Custodian Agreements.

(i)	Copy of Registrant’s Master Custodian Agreement and Fee Schedule with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(ii)	Copy of Amendment dated October 13, 2015, to Fee Schedule dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(iii)	Copy of Amendment dated March 1, 2016, to Fee Schedule dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(iv)	Copy of Amended Appendix A, dated November 19, 2015, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(v)	Copy of Amended Appendix A, dated February 28, 2016, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

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(vi)	Copy of Amended Appendix A, dated June 15, 2016, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(h)	Other Material Contracts.

(i)	Copy of Registrant’s Amended and Restated Administrative and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(ii)	Copy of Amended Schedule A dated November 21, 2013, to the Amended and Restated Administrative and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(iii)	Copy of Amendment dated February 20, 2014 to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011, and May 23, 2013 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(iv)	Copy of Amended Schedule B, dated January 1, 2015, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 45, is hereby incorporated by reference.

(v)	Copy of Amended Schedule B, dated July 1, 2015, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 47, is hereby incorporated by reference.

(vi)	Copy of Amended Schedule A, dated as of November 19, 2015, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 48, is hereby incorporated by reference.

(vii)	Copy of Amended Schedule B, dated as of January 1, 2016, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 49, is hereby incorporated by reference.

(viii)	Copy of Amended Schedule A, dated as of February 28, 2016, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(ix)	Copy of Amended Schedule A, dated as of May 26, 2016, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

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(x)	Copy of Amended Schedule B, dated as of August 1, 2016, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., is filed herewith.

(xi)	Copy of Master Services Agreement with Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(xii)	Copy of Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(xiii)	Copy of First Amendment, dated November 19, 2015, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(xiv)	Copy of Second Amendment, dated February 10, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(xv)	Copy of Third Amendment, dated April 6, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(xvi)	Copy of Fourth Amendment, dated July 8, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, is filed herewith.

(xvii)	Copy of Fifth Amendment, dated July 26, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, is filed herewith.

(xviii)	Copy of Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company, dated as of May 26, 2015, as amended by First Amendment dated as of June 19, 2015, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 47, is hereby incorporated by reference.

(xix)	Copy of Second Amendment dated April 6, 2016, to Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company dated as of May 26, 2015, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(xx)	Copy of Third Amendment dated May 5, 2016, to Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company dated as of May 26, 2015, is filed herewith.

(i)	Legal Opinion.

Legal Opinion and Consent of Thompson Hine LLP is filed herewith.

(j)	Other Opinions. None

(k)	Omitted Financial Statements. None

(l)	Initial Capital Agreements.

Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No. 1, is hereby incorporated by reference.

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(m)	Rule 12b-1 Plans.

(i)	Copy of Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 45, is hereby incorporated by reference.

(ii)	Copy of Amended Exhibit A dated November 21, 2013, to Registrant’s Amended and Restated Plan of Distribution Plan Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(iii)	Copy of Amended Exhibit A, dated November 19, 2015, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 48, is hereby incorporated by reference.

(iv)	Copy of Amended Exhibit A, dated February 28, 2016, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(v)	Copy of Amended Exhibit A, dated May 26, 2016, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(vi)	Copy of Amended Exhibit A, dated August 18, 2016, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, is filed herewith.

(n)	Rule 18f-3 Plan.

(i)	Copy of Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(ii)	Copy of Amended Schedule A dated November 21, 2013, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(iii)	Copy of Amended Schedule A, dated November 19, 2015, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 48, is hereby incorporated by reference.

(iv)	Copy of Amended Schedule A, dated February 28, 2016, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(v)	Copy of Amended Schedule A, dated May 26, 2016, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(o)	Powers of Attorney for Trustees.

Powers of Attorney for Trustees, dated November 20, 2014, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 45, are hereby incorporated by reference.

(p)	Codes of Ethics.

(i)	Copy of the Revised Code of Ethics of Diamond Hill Funds and Diamond Hill Capital Management, Inc. dated December 31, 2013, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 45, are hereby incorporated by reference.

(ii)	Copy of the Code of Ethics of Foreside Financial Group, LLC adopted May 1, 2009, and last amended on August 1, 2016, is filed herewith.

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(q)	Nominatingand Governance Committee Charter

Copy of Nominating and Governance Committee Charter, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

None.

ITEM 30. INDEMNIFICATION

(a) Article VI of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its past, present and future Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, criminal, administrative or investigative, and any appeal therefrom, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person. Liability of Third Persons Dealing with Trustees. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

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(c) Pursuant to the Underwriting Agreement (“Agreement”), the Underwriter has agreed to indemnify, defend, and hold the Registrant, its affiliates, and each of their respective trustees, officers, employees, representatives, and any person who controls or previously controlled the Registrant within the meaning of Section 15 of the 1933 Act, (collectively, the “Registrant Indemnitees”) free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fees incurred in connection therewith) (collectively, “Losses”) that any Registrant Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise arising out of or based upon (i) the Underwriter’s breach of any of its obligations, representations, warranties or covenants contained in the Agreement; (ii) the Underwriter’s failure to comply with any applicable securities laws or regulations; or (iii) any claim that the Registration Statement, Prospectus, sales literature and advertising materials or other information filed or made public by the Registrant (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon and in conformity with information furnished to the Registrant by the Underwriter in writing. In no event shall anything contained in the Agreement be so construed as to protect the Registrant against any liability to the Underwriter to which the Registrant would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Agreement or by reason of its reckless disregard of its obligations under the Agreement.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

A. Diamond Hill Capital Management, Inc., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215 (“DHCM”), adviser to the Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Mid Cap Fund, Diamond Hill Select Fund, Diamond Hill Large Cap Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund, Diamond Hill Financial Long-Short Fund, Diamond Hill Corporate Credit Fund, Diamond Hill High Yield Fund, Diamond Hill Short Duration Total Return Fund, and Diamond Hill Core Bond Fund is a registered investment adviser.

(1) DHCM has engaged in no other business during the past two fiscal years.

(2) Information with respect to the directors and officers of DHCM is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-32176).

ITEM 32. PRINCIPAL UNDERWRITERS

(a)	BHIL Distributors, LLC (“BHIL”) acts as Distributor/Underwriter for other open-end investment

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companies: Advisers Investment Trust, Praxis Mutual Funds, The Boston Trust & Walden Funds, and The Cook & Bynum Funds Trust. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Regulatory Authority or “FINRA.” The Distributor has its main address at Three Canal Plaza, Suite 100, Portland, ME 04101.

(b)	Officers and Directors.

Name	Address	Position with the Distributor	Position and Offices with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None

Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c) Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215; and/or by the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02116; Registrant’s sub-administration service provider, sub-fund accountant, and sub-transfer agent, Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246; and the Registrant’s legal administration service provider, Foreside Management Services, LLC, 325 John H. McConnell Boulevard, Suite 150, Columbus, Ohio 43215.

ITEM 34. MANAGEMENT SERVICES

None.

ITEM 35. UNDERTAKINGS

None.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and the State of Ohio on September 6, 2016.

DIAMOND HILL FUNDS

By:	/s/ Gary R. Young
Gary R. Young

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Gary R. Young	President	September 6, 2016
Gary R. Young

/s/ Trent M. Statczar	Treasurer	September 6, 2016
Trent M. Statczar

Elizabeth P. Kessler*	Trustee	September 6, 2016
Elizabeth P. Kessler

D’Ray Moore Rice*	Trustee	September 6, 2016
D’Ray Moore Rice

Peter E. Sundman*	Trustee	September 6, 2016
Peter E. Sundman

Tamara L. Fagely*	Trustee	September 6, 2016
Tamara L. Fagely

*By:	/s/ Gary R. Young
Gary R. Young
Executed by Gary R. Young
on behalf of those indicated pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit Number	Description

(d)(viii)	Amended Exhibit A, dated as of August 1, 2016, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Short Duration Total Return Fund with its Adviser, Diamond Hill Capital Management, Inc.

(e)(i)	Underwriting Agreement with BHIL Distributors, LLC, dated as of August 18, 2016.

(e)(ii)	Form of Dealer’s Agreement.

(h)(x)	Amended Schedule B, dated as of August 1, 2016, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc.

(h)(xvi)	Fourth Amendment, dated July 8, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014.

(h)(xvii)	Fifth Amendment, dated July 26, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014.

(h)(xx)	Third Amendment dated May 5, 2016, to Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company dated as of May 26, 2015

(i)	Legal Opinion and Consent of Thompson Hine LLP.

(m)(vi)	Amended Exhibit A, dated August 18, 2016, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011.

(p)(ii)	Code of Ethics of Foreside Financial Group, LLC adopted May 1, 2009, and last amended on August 1, 2016.